UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05986

T. Rowe Price Index Trust, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  December 31

Date of reporting period:  December 31, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

December 31, 2022
Annual Report
T. ROWE PRICE
Equity Market Index Funds
For more insights from T. Rowe Price investment professionals, go to
troweprice.com .

T. ROWE PRICE Equity Market Index Funds
HIGHLIGHTS
Each of the three Equity Market Index Funds produced negative returns in 2022 but closely tracked their respective benchmarks.
Most sectors of the U.S. stock market produced negative returns during the
12-month period. Equities plunged as Russia’s assault on Ukraine, surging commodity prices, elevated inflation, and rising interest rates weighed heavily on the economy and financial markets.
Using full replication and sampling strategies, we kept the composition and other attributes of the index funds similar to those of their benchmarks.
The trajectories of the economy, corporate earnings, and interest rates are unpredictable, and investor sentiment toward the broad market and various market segments could change without warning. Our main task, however, is to use full replication or sampling strategies so that the Equity Market Index Funds are structured like major U.S. equity indexes and closely track their performance.
Log in to your account at troweprice.com for more information.
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can also save money by switching to e-delivery.

T. ROWE PRICE Equity Market Index Funds
Market Commentary

Dear Shareholder
Nearly all major global stock and bond indexes fell sharply in 2022, as investors contended with persistently high inflation, tightening financial conditions, and slowing economic and corporate earnings growth.
Double-digit losses were common in equity markets around the world, and bond investors also faced a historically tough environment amid a sharp rise in interest rates. Value shares declined but outperformed growth stocks by a considerable margin as equity investors turned risk averse and as rising rates put downward pressure on growth stock valuations. Emerging markets stocks generally underperformed shares in developed markets. Meanwhile, the U.S.
dollar strengthened versus most currencies during the period, which weighed on returns for U.S. investors in international securities.
Within the S&P 500 Index, energy was a rare bright spot, gaining more than
60% as oil prices jumped in response to Russia’s invasion of Ukraine and concerns over commodity supply shortages. Defensive shares, such as utilities, consumer staples, and health care, held up relatively well and finished the year with roughly flat returns. Conversely, communication services, consumer discretionary, and information technology shares suffered the largest declines.
Elevated inflation remained a leading concern for investors throughout the period, although there were signs that price increases were moderating by year-
end. November’s consumer price index data showed headline inflation rising
7.1% on a 12-month basis, the lowest level since December 2021 but still well above the Federal Reserve’s 2% long-term target.
In response to the high inflation readings, global central banks tightened monetary policy, and investors focused on communications from central bank officials on how high rates would have to go. The Fed, which at the end of
2021 had forecast that it would only need to raise interest rates 0.75 percentage point in all of 2022, raised its short-term lending benchmark from near zero in March to a target range of 4.25% to 4.50% by December and indicated that additional hikes are likely.
Bond yields increased considerably across the U.S. Treasury yield curve as the Fed tightened monetary policy, with the yield on the benchmark 10-year
U.S. Treasury note climbing from 1.52% at the start of the period to 3.88% at the end of the year. Significant inversions in the yield curve, which are often considered a warning sign of a coming recession, occurred during the period as shorter-maturity Treasuries experienced the largest yield increases. The

T. ROWE PRICE Equity Market Index Funds

sharp increase in yields led to historically weak results across the fixed income market, with the Bloomberg U.S. Aggregate Bond Index delivering its worst year on record. (Bond prices and yields move in opposite directions.)
As the period came to an end, the economic backdrop appeared mixed.
Although manufacturing gauges have drifted toward contraction levels, the U.S.
jobs market remained resilient, and corporate and household balance sheets appeared strong. Meanwhile, the housing market has weakened amid rising mortgage rates.
The past year has been a trying time for investors as few sectors remained untouched by the broad headwinds that markets faced, and volatility may continue in the near term as central banks tighten policy amid slowing economic growth. However, in our view, there continue to be opportunities for selective investors focused on fundamentals. Valuations in most global equity markets have improved markedly, although U.S. equities still appear relatively expensive by historical standards, while bond yields have reached some of the most attractive levels since the 2008 global financial crisis.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Equity Market Index Funds
Management’s Discussion of Fund Performance

EQUITY INDEX 500 FUND
INVESTMENT OBJECTIVE
The fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization U.S. stocks.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Equity Index 500 Fund returned -18.28% versus -18.11% for its benchmark, the S&P 500 Index. The fund’s performance tends to slightly lag that of the index due to operating and management expenses. (Performance for the fund’s I Class and Z Class shares will vary due to different fee structures.
Past performance cannot guarantee future results .)
What factors influenced the
fund’s performance?
Most sectors in the S&P 500
Index produced negative
returns in 2022. Large-
cap U.S. stocks plunged as
Russia’s assault on Ukraine,
surging commodity prices,
elevated inflation, and rising
interest rates weighed heavily
on the economy and financial
markets. By the summer of 2022, the S&P 500 Index and several other equity indexes entered “bear market” territory, meaning that they had fallen at least
20% from their recent highs.
Within our portfolio, information technology stocks detracted the most in absolute terms. Software, semiconductors, and hardware companies were among the worst performers in the portfolio, with bellwethers Microsoft,
NVIDIA, and Apple being particularly weak. Shares of these tech giants fell with other technology names, as the sector was hit by fears that supply chain issues and inflationary pressures would slow demand. Also, rising interest rates tend to hurt growth stocks by reducing the present value of their future profits.
(Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/22 6 Months 12 Months
Equity Index 500 Fund –
.
2.20% -18.28%
Equity Index 500 Fund–
.
I  Class 2.29 -18.15
Equity Index 500 Fund–
.
Z  Class 2.31 -18.11
S&P 500 Index 2.31 -18.11

T. ROWE PRICE Equity Market Index Funds

The consumer discretionary sector also exhibited negative returns. The automobiles segment detracted the most from absolute results, as leading electric automobile maker Tesla tumbled during the year. The stock sank amid a number of negative data points, including continued controversy surrounding Chief Executive Officer Elon Musk’s acquisition of Twitter, reports of fatal crashes involving the company’s Model 3 autopilot feature, and concerns that macro pressures from higher financing rates and a weaker consumer could hamper demand in the near term. The internet and direct marketing segment also lagged. Shares of Amazon.com fell sharply on a series of disappointing earnings results, with the firm struggling to combat slowing growth and over-staffing as pandemic-driven demand receded. Near the end of the year, the company projected that fourth-quarter sales would be well below analysts’ expectations.
Conversely, energy shares
surged for the 12-month
period. Energy companies
were by far the top
contributors in our portfolio,
led by ExxonMobil and
Chevron. Many large oil
companies reported record
profits during the first
quarter of 2022, as many
countries decided to find
alternatives to Russian energy
exports, resulting in higher
oil, gasoline, and natural
gas prices. Oil companies
ConocoPhillips, Marathon
Petroleum, and Occidental
Petroleum also contributed
to our results, while energy
equipment and services
company Schlumberger
added value to a lesser extent.
The health care sector exhibited mostly flat returns during the 12-month period. The pharmaceuticals segment performed best, with Merck and Eli
Lilly being the top performers. Biotechnology names also contributed to results, with our position in AbbVie being particularly strong. Conversely, health care equipment and supplies companies weighed on results, with Abbott
Laboratories and Medtronic being especially weak.
SECTOR DIVERSIFICATION
Periods Ended 6/30/22 12/31/22
Information Technology 26.6% 25.5%
Health Care 15.1  15.8
Financials 10.8  11.5
Consumer Discretionary 10.5  9.7
Industrials and Business
Services 7.9  8.9
Communication Services 8.8  7.3
Consumer Staples 7.0  7.1
Energy 4.3  5.2
Utilities 3.1  3.2
Materials 2.6  2.7
Real Estate 2.9  2.7
Other and Reserves 0.4  0.4
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Equity Market Index Funds

TOTAL EQUITY MARKET INDEX FUND
INVESTMENT OBJECTIVE
The fund seeks to match the performance of the entire U.S. stock market.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Total Equity Market Index Fund returned -19.61% versus -19.53% for its benchmark, the S&P Total Market Index. Fund performance tends to slightly lag that of the index due to operating and management expenses. ( Past performance cannot guarantee future results .)
What factors influenced the
fund’s performance?
Within our portfolio,
information technology
stocks detracted the most
in absolute terms. Software,
semiconductors, and
hardware companies were
among the worst performers in the portfolio, with bellwethers Microsoft,
NVIDIA, and Apple being particularly weak. Shares of these tech giants fell with other technology names, as the sector was hit by fears that supply chain issues and inflationary pressures would slow demand. Also, rising interest rates tend to hurt growth stocks by reducing the present value of their future profits.
(Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
The consumer discretionary sector also exhibited negative returns. The automobiles segment detracted the most from absolute results, as leading electric automobile maker Tesla tumbled during the year. The stock sank amid a number of negative data points, including continued controversy surrounding Chief Executive Officer Elon Musk’s acquisition of Twitter, reports of fatal crashes involving the company’s Model 3 autopilot feature, and concerns that macro pressures from higher financing rates and a weaker consumer could hamper demand in the near term. The internet and direct marketing segment also lagged. Shares of Amazon.com fell sharply on a series of disappointing earnings results, with the firm struggling to combat slowing growth and over-staffing as pandemic-driven demand receded. Near the end of the year, the company projected that fourth-quarter sales would be well below analysts’ expectations.
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/22 6 Months 12 Months
Total Equity Market Index
Fund –
.
2.22% -19.61%
S&P Total Market Index 2.29 -19.53

T. ROWE PRICE Equity Market Index Funds

The utilities sector, one of the smallest in the index and the portfolio, exhibited flat returns during the 12-month period. Utilities stocks, which tend to have above-average dividend yields, often behave like bonds in response to interest rate movements. However, during times of economic uncertainty, investors often favor utilities because their businesses tend to be stable. Within the sector, multi-utility companies performed worst, with Dominion Energy being the primary laggard. On the other hand, electric utilities companies mildly contributed to portfolio results, with Constellation Energy being the top contributor.
Conversely, energy shares
surged for the 12-month
period. Energy companies
were by far the top
contributors in our portfolio,
led by ExxonMobil and
Chevron. Many large oil
companies reported record
profits during the first
quarter of 2022, as many
countries decided to find
alternatives to Russian energy
exports, resulting in higher
oil, gasoline, and natural
gas prices. Oil companies
ConocoPhillips, Marathon
Petroleum, and Occidental
Petroleum also contributed
to our results, while energy
equipment and services
company Schlumberger
added value to a lesser extent.
SECTOR DIVERSIFICATION
Periods Ended 6/30/22 12/31/22
Information Technology 25.5% 24.3%
Health Care 14.8  15.5
Financials 11.5  12.3
Consumer Discretionary 10.5  9.8
Industrials and Business
Services 8.9  9.8
Communication Services 8.1  6.8
Consumer Staples 6.3  6.6
Energy 4.3  5.1
Real Estate 3.6  3.2
Utilities 3.0  3.0
Materials 2.9  3.1
Other and Reserves 0.6  0.5
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Equity Market Index Funds

EXTENDED EQUITY MARKET INDEX FUND
INVESTMENT OBJECTIVE
The fund seeks to track the performance of a benchmark index that measures the investment return of small- and mid-capitalization U.S. stocks.
FUND COMMENTARY
How did the fund perform in the past 12 months?
Small- and mid-cap U.S. stocks produced negative returns in 2022. The
Extended Equity Market Index Fund returned -26.00% versus -26.54% for its benchmark, the S&P Completion Index. It is unusual for the fund to outperform the index; the fund usually lags the benchmark slightly due to operating and management expenses. ( Past performance cannot guarantee future results .)
What factors influenced the
fund’s performance?
Within our portfolio,
information technology (IT)
stocks detracted the most in
absolute terms. Software, IT
services, and semiconductor
companies were among
the worst performers in the portfolio, with Datadog, Snowflake, and Marvell
Technology being particularly weak. Shares of these companies fell with other technology names, as the sector was hit by fears that supply chain issues and inflationary pressures would slow demand. Also, rising interest rates tend to hurt growth stocks by reducing the present value of their future profits. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
The consumer discretionary sector also exhibited negative returns, as the specialty retail segment performed worst. Shares of Carvana, which operates an online retail platform for used cars, declined following an earnings report that fell significantly short of expectations. The company is experiencing various headwinds, including pandemic-related labor shortages and severe weather on the supply side as well as slowing demand amid elevated used car prices and rising interest rates. Investors were also discouraged by Carvana’s withdrawal of forward guidance for the remainder of the year. The hotel, restaurant, and leisure segment also lagged, as Airbnb struggled.
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/22 6 Months 12 Months
Extended Equity Market
Index Fund –
.
2.42% -26.00%
S&P Completion Index 2.16 -26.54

T. ROWE PRICE Equity Market Index Funds

The utilities sector, one of the smallest in the index and the portfolio, exhibited flat returns during the 12-month period. Utilities stocks, which tend to have above-average dividend yields, often behave like bonds in response to interest rate movements. However, during times of economic uncertainty, investors often favor utilities because their businesses tend to be stable. Within the sector, independent power and renewable electricity producers were the weakest performers, with Sunnova Energy International being the primary laggard. On the other hand, multi-utilities companies contributed to portfolio performance, with Unitil performing best.
Conversely, energy shares
advanced for the 12-month
period. Energy companies
were the top performers
in our portfolio, led by
Cheniere Energy and Texas
Pacific Land, which receives
royalties from oil extracted
and water resources used by
exploration and production
companies on its land in
the Permian Basin. Many
oil companies reported
strong profits during the first
quarter of 2022, as many
countries decided to find
alternatives to Russian energy
exports, resulting in higher
oil, gasoline, and natural
gas prices. Oil companies
EQT and Murphy Oil also
contributed to our results,
while energy equipment and services companies TechnipFMC—a provider of subsea oil services—and NOV added value to a lesser extent.
How are the Equity Market Index Funds positioned?
The Equity Market Index Funds, which tend to closely track their benchmarks, offer broad exposure to different sectors of the U.S. stock market, and each fund’s sector allocations are consistent with those of its benchmark. As such, changes in each portfolio’s sector diversification and other overall characteristics reflect changes in the composition of the indexes, rather than strategic shifts that are typical of an actively managed fund. Since the portfolios
SECTOR DIVERSIFICATION
Periods Ended 6/30/22 12/31/22
Information Technology 19.7% 18.0%
Financials 15.9  15.8
Industrials and Business
Services 14.3  15.8
Health Care 13.3  13.8
Consumer Discretionary 10.5  11.2
Real Estate 7.6  6.5
Energy 4.5  4.9
Materials 4.3  4.3
Communication Services 3.8  3.8
Consumer Staples 3.0  3.1
Utilities 2.6  2.2
Other and Reserves 0.5  0.6
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Equity Market Index Funds

are designed to track their indexes, they do not have the flexibility to shift assets toward stocks or sectors that are rising or away from those that are declining. The funds’ expenses are generally low, which allows investors to retain more of their returns.
As a reminder, the Equity Market Index Funds are designed for investors who want to harness the potential for long-term capital appreciation from broad exposure to large-cap U.S. stocks, the entire U.S. stock market, or small- and mid-cap U.S. stocks. The portfolios could serve as core holdings in an investor’s portfolio, as they offer attributes that many investors will find appealing. The portfolios intend to be diversified in approximately the same proportion as the indexes they track are diversified. (Diversification cannot assure a profit or protect against loss in a declining market.)
The Equity Index 500 Fund uses a full replication strategy, which involves investing substantially all of its assets in all of the stocks in the S&P 500
Index. The fund seeks to maintain holdings of each stock in proportion to its weight in the index. The Total Equity Market Index Fund and the Extended
Equity Market Index Fund use a sampling strategy, which involves investing substantially all of their assets in a group of stocks representative of the sector allocations, financial characteristics, and other attributes of the S&P Total
Market Index and S&P Completion Index, respectively. These two funds do not attempt to fully replicate their indexes by owning each of the stocks in them.
All three index funds may occasionally invest in securities such as futures and exchange-traded funds so that they can accommodate cash flows and remain fully invested.
What is portfolio management’s outlook?
Slowing growth, volatile geopolitics, tightening global monetary policies, and elevated inflation created a challenging market environment for investors throughout 2022. Continued aggressive action by the U.S. Federal Reserve has dampened hopes of softening monetary tightening and accelerated market fears of a U.S. recession. Overseas economic conditions remain challenging, too. Recession risks in Europe have increased as the war in Ukraine has waged on, and there are concerns about China’s growth outlook, even though the country has been taking steps to roll back its zero-COVID policies and reopen its economy.

T. ROWE PRICE Equity Market Index Funds

The trajectories of the economy, corporate earnings, and interest rates are unpredictable, and investor sentiment toward the broad market and various market segments could change without warning. Our main task, however, is not to determine which stocks or sectors may perform best in the period ahead.
As always, our intention is to use full replication or sampling strategies so that the Equity Market Index Funds are structured like major U.S. equity indexes and closely track their performance.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Equity Market Index Funds

RISKS OF INVESTING IN THE EQUITY MARKET INDEX FUNDS
Common stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the funds invest may decline due to general weakness in the U.S. stock market, such as when the U.S.
financial markets decline, or because of factors that affect a particular company or industry.
Although stocks issued by larger companies tend to have less overall volatility than stocks issued by smaller companies, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes and may suffer sharper price declines as a result of earnings disappointments.
Funds that invest in small and medium-sized companies could be more volatile than funds that are exposed to only large companies. Small and medium-sized companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. Smaller companies may have limited trading markets and tend to be more sensitive to changes in overall economic conditions.
Because the funds are passively managed, holdings are generally not reallocated based on changes in market conditions or the outlook for a specific security, industry, or market sector. As a result, the funds’ performance may lag the performance of actively managed funds. Funds that use a sampling strategy (and thus do not attempt to fully replicate their benchmark indexes)
have a greater potential for their performance to deviate from that of their benchmarks.)
BENCHMARK INFORMATION
Note: The S&P 500 Index, S&P Total Market Index, and S&P Completion
Index are products of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”) and have been licensed for use by T. Rowe Price.
Standard &  Poor’s
®
and S&P
®
 are registered trademarks of Standard & Poor’s
Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones
®
is a
registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”);
T. Rowe Price is not sponsored, endorsed, sold or promoted by SPDJI, Dow

T. ROWE PRICE Equity Market Index Funds

Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P
500 Index, S&P Total Market Index, and S&P Completion Index.
PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Equity Index 500 Fund
Percent of
Net Assets
12/31/22
Apple 6.0%
Microsoft 5.5
Alphabet 3.1
Amazon.com 2.3
Berkshire Hathaway 1.7
UnitedHealth Group 1.5
Johnson & Johnson 1.4
Exxon Mobil 1.4
JPMorgan Chase 1.2
NVIDIA 1.1
Procter & Gamble 1.1
Visa 1.1
Tesla 1.0
Home Depot 1.0
Chevron 1.0
Mastercard 0.9
Eli Lilly 0.9
Pfizer 0.9
AbbVie 0.9
Merck 0.9
Meta Platforms 0.8
PepsiCo 0.8
Coca-Cola 0.8
Bank of America 0.7
Broadcom 0.7
Total 38.7%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE Equity Market Index Funds

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Total Equity Market Index Fund
Percent of
Net Assets
12/31/22
Apple 5.1%
Microsoft 4.7
Alphabet 2.7
Amazon.com 2.0
Berkshire Hathaway 1.4
UnitedHealth Group 1.3
Johnson & Johnson 1.2
Exxon Mobil 1.2
JPMorgan Chase 1.0
NVIDIA 1.0
Visa 0.9
Procter & Gamble 0.9
Home Depot 0.9
Tesla 0.9
Chevron 0.9
Mastercard 0.8
AbbVie 0.8
Eli Lilly 0.8
Meta Platforms 0.7
Pfizer 0.7
Merck 0.7
Coca-Cola 0.7
PepsiCo 0.7
Bank of America 0.6
Broadcom 0.6
Total 33.2%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Equity Market Index Funds

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Extended Equity Market Index Fund
Percent of
Net Assets
12/31/22
Blackstone 0.9%
Uber Technologies 0.9
Palo Alto Networks 0.7
Snowflake 0.7
Lululemon Athletica 0.7
Cheniere Energy 0.6
Workday 0.6
Airbnb 0.6
Marvell Technology 0.6
Block 0.6
Alnylam Pharmaceuticals 0.5
Apollo Global Management 0.5
KKR 0.5
Horizon Therapeutics 0.5
Ferguson 0.5
VMware 0.4
Crowdstrike Holdings 0.4
Veeva Systems 0.4
Insulet 0.4
Trade Desk 0.4
Atlassian 0.3
Sun Communities 0.3
BioMarin Pharmaceutical 0.3
Datadog 0.3
Markel 0.3
Total 12.9%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Equity Market Index Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
EQUITY INDEX 500 FUND
Note: Performance for the I and Z Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.

T. ROWE PRICE Equity Market Index Funds

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 12/31/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Equity Index 500 Fund –
.
-18.28% 9.22% 12.32% – –
Equity Index 500 Fund–
.
I  Class -18.15 9.36 – 11.37% 8/28/15
Equity Index 500 Fund–
.
Z  Class -18.11 – – 20.46 3/16/20
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.
com) or contact a T. Rowe Price representative at 1 - 800 - 225 - 5132 or, for
0.02
I and
0.03
Z Class shares,
1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative) returns had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Equity Market Index Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
TOTAL EQUITY MARKET INDEX FUND
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 12/31/22 1 Year 5 Years 10 Years
Total Equity Market Index Fund –
.
-19.61% 8.31% 11.82%
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at 1-800-225-5132.
This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Equity Market Index Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
EXTENDED EQUITY MARKET INDEX FUND
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 12/31/22 1 Year 5 Years 10 Years
Extended Equity Market Index Fund –
.
-26.00% 4.63% 9.46%
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at 1-800-225-5132.
This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Equity Market Index Funds

EXPENSE RATIOS
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the Equity Index 500 Fund has three share classes: The original share class
(Investor Class) charges no distribution and service (12b-1) fee, I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z
Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of
T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Equity Index 500 Fund 0.15%
Equity Index 500 Fund–I Class 0.09
Equity Index 500 Fund–Z Class 0.05
Total Equity Market Index Fund 0.20
Extended Equity Market Index Fund 0.23
The expense ratios shown are as of the funds’ most recent prospectus. These numbers may vary from the expense ratios shown elsewhere in this report because they are based on a different time period and, if applicable, include acquired fund fees and expenses but do not include fee or expense waivers.

T. ROWE PRICE Equity Market Index Funds

Note: T. Rowe Price charges an account service fee that is not included in the accompanying table. The account service fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRAs but not to retirement plans directly registered with T. Rowe
Price Services or accounts maintained by intermediaries through NSCC
®
Networking. If you are
subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
EQUITY INDEX 500 FUND
Beginning
Account Value
7/1/22
Ending
Account Value
12/31/22
Expenses Paid
During Period*
7/1/22 to 12/31/22
Investor Class
Actual $1,000.00 $1,022.00 $1.07
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.15   1.07
I Class
Actual   1,000.00   1,022.90   0.25
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.95   0.26
Z Class
Actual   1,000.00   1,023.10   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,025.21   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.21%, the
2
I Class
was 0.05%, and the
3
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Equity Market Index Funds

TOTAL EQUITY MARKET INDEX FUND
Beginning
Account Value
7/1/22
Ending
Account Value
12/31/22
Expenses Paid
During Period*
7/1/22 to 12/31/22
Actual $1,000.00 $1,022.20 $1.02
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.20   1.02
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period (0.20%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period.
EXTENDED EQUITY MARKET INDEX FUND
Beginning
Account Value
7/1/22
Ending
Account Value
12/31/22
Expenses Paid
During Period*
7/1/22 to 12/31/22
Actual $1,000.00 $1,024.20 $1.28
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.95   1.28
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period (0.25%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period.
FUND EXPENSE EXAMPLE (CONTINUED)

T. Rowe Price Investment Services, Inc. | 100 East Pratt Street | Baltimore, MD 21202-1009
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Whether you want to put away more money for retirement, for a child’s education, or
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RETIREMENT
IRAs: Traditional, Roth,
Rollover/Transfer, or
Brokerage
Small Business Plans
help minimize taxes,
maximize savings
T. Rowe Price
®
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1
for online investing
powered by experts
GENERAL INVESTING
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2
offers
access to stocks, ETFs,
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Gifts and transfers to a
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Trust
Transfer on Death
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money for college
tuition and education-
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Visit troweprice.com/broadrange
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
All mutual funds are subject to market risk, including possible loss of principal. Investing internationally involves special risks including economic and political uncertainty and currency fluctuation.
1
The T. Rowe Price
®
ActivePlus Portfolios is a discretionary investment management program provided by
T. Rowe Price Advisory Services, Inc., a registered investment adviser under the Investment Advisers Act of
1940. Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
T. Rowe Price Advisory Services, Inc., and T. Rowe Price Investment Services, Inc., are affiliated companies.
2
Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
202302-2582494
C50-050 02/23

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2022
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PEXMX Extended Equity Market
Index Fund –
.

T. ROWE PRICE Extended Equity Market Index Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 36.18 $ 37.12 $ 29.25 $ 23.98 $ 28.20
Investment activities
Net investment income
(1)(2)
0.29 0.27 0.24 0.32 0.34
Net realized and unrealized gain/
loss (9.67) 4.17 8.74 6.30 (2.96)
Total from investment activities (9.38) 4.44 8.98 6.62 (2.62)
Distributions
Net investment income (0.33) (0.27) (0.24) (0.31) (0.31)
Net realized gain (1.55) (5.11) (0.87) (1.04) (1.29)
Total distributions (1.88) (5.38) (1.11) (1.35) (1.60)
NET ASSET VALUE
End of period $ 24.92 $ 36.18 $ 37.12 $ 29.25 $ 23.98
Ratios/Supplemental Data
Total return
(2)(3)
(26.00)% 12.31% 30.82% 27.70% (9.66)%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.26% 0.30% 0.35% 0.35% 0.35%
Net expenses after waivers/
payments by Price Associates 0.25% 0.30% 0.35% 0.35% 0.35%
Net investment income 1.01% 0.66% 0.83% 1.13% 1.17%
Portfolio turnover rate 13.7% 36.7% 35.9% 17.4% 20.9%
Net assets, end of period (in
thousands) $826,200 $1,281,380 $1,161,458 $938,905 $758,328
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Extended Equity Market Index Fund
December 31, 2022

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.4%
COMMUNICATION SERVICES 3.8%
Diversified Telecommunication Services 0.5%
AST SpaceMobile  (1) 13,000 63
Bandwidth, Class A  (1) 3,081 71
Cogent Communications Holdings  6,500 371
EchoStar, Class A  (1) 7,715 129
Frontier Communications Parent  (1) 21,553 549
Globalstar  (1) 116,700 155
IDT, Class B  (1) 8,942 252
Iridium Communications  (1) 18,318 941
Liberty Global, Class A  (1) 24,334 460
Liberty Global, Class C  (1) 42,928 834
Liberty Latin America, Class C  (1) 11,146 85
3,910
Entertainment 1.0%
AMC Entertainment Holdings, Class A  (1)(2) 79,800 325
Chicken Soup For The Soul Entertainment  (1)(2) 18,800 96
Cinemark Holdings  (1) 18,612 161
Endeavor Group Holdings, Class A  (1) 34,564 779
Genius Brands International  (1)(2) 135,100 63
Liberty Media-Liberty Formula One, Class A  (1) 6,187 331
Liberty Media-Liberty Formula One, Class C  (1) 30,788 1,841
Lions Gate Entertainment, Class B  (1) 32,185 175
Madison Square Garden Entertainment  (1) 6,783 305
Madison Square Garden Sports  2,521 462
Playtika Holding  (1) 20,600 175
ROBLOX, Class A  (1) 50,859 1,447
Roku  (1) 13,914 566
Skillz  (1) 81,048 41
Warner Music Group, Class A  22,857 801
World Wrestling Entertainment, Class A  6,000 411
7,979
Interactive Media & Services 0.9%
Angi (1)(2) 34,000 80
Bumble, Class A  (1) 13,400 282
Cargurus  (1) 19,100 267
Cars.com  (1) 9,920 137
Eventbrite, Class A  (1)(2) 17,300 101
fuboTV  (1) 10,700 19
IAC  (1) 12,730 565
MediaAlpha, Class A  (1) 10,100 100
Pinterest, Class A  (1) 75,491 1,833

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Shutterstock  2,800 148
Snap, Class A  (1) 145,802 1,305
TripAdvisor  (1) 12,900 232
TrueCar  (1) 55,425 139
Vimeo  (1) 58,114 199
Yelp  (1) 11,600 317
Ziff Davis  (1) 7,000 554
ZoomInfo Technologies  (1) 44,492 1,340
7,618
Media 1.3%
Altice USA, Class A  (1) 30,500 140
Cable One  335 238
Cardlytics  (1)(2) 10,634 61
Clear Channel Outdoor Holdings  (1)(2) 123,500 130
EW Scripps, Class A  (1) 15,345 202
Gray Television  17,400 195
iHeartMedia, Class A  (1) 19,700 121
John Wiley & Sons, Class A  7,370 295
Liberty Broadband, Class A  (1) 1,826 139
Liberty Broadband, Class C  (1) 14,216 1,084
Liberty Media-Liberty SiriusXM, Class A  (1) 8,600 338
Liberty Media-Liberty SiriusXM, Class C  (1) 21,317 834
Magnite  (1) 17,700 187
New York Times, Class A  17,200 558
Nexstar Media Group, Class A  5,197 910
PubMatic, Class A  (1) 10,300 132
Scholastic  8,858 350
Sinclair Broadcast Group, Class A  11,410 177
Sirius XM Holdings  116,587 681
TechTarget  (1) 3,100 137
TEGNA  33,210 704
Trade Desk, Class A  (1) 67,300 3,017
10,630
Wireless Telecommunication Services 0.1%
Gogo (1) 13,463 199
Shenandoah Telecommunications  12,721 202
Telephone & Data Systems  14,262 150
United States Cellular  (1) 1,893 39
590
Total Communication Services 30,727
CONSUMER DISCRETIONARY 11.2%
Auto Components 0.9%
Adient (1) 14,100 489
Autoliv  12,665 970

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dana  26,600 402
Dorman Products  (1) 4,800 388
Fox Factory Holding  (1) 7,200 657
Gentex  25,720 701
Gentherm  (1) 6,000 392
Goodyear Tire & Rubber  (1) 44,235 449
LCI Industries  3,900 361
Lear  7,000 868
Luminar Technologies  (1)(2) 29,600 147
Mobileye Global, Class A  (1) 8,311 291
Motorcar Parts of America  (1) 11,300 134
Patrick Industries  4,000 242
QuantumScape  (1)(2) 18,762 106
Spruce Power Holding  (1)(2) 153,300 141
Standard Motor Products  7,750 270
Stoneridge  (1) 9,536 206
Superior Industries International  (1) 15,200 64
Visteon  (1) 4,300 563
7,841
Automobiles 0.5%
Canoo (1)(2) 29,700 36
Faraday Future Intelligent Electric  (1) 65,000 19
Fisker  (1)(2) 34,200 249
Harley-Davidson  19,116 795
Lucid Group  (1)(2) 53,739 367
Rivian Automotive, Class A  (1) 75,129 1,385
Thor Industries  (2) 8,900 672
Winnebago Industries  6,520 343
3,866
Distributors 0.0%
Funko, Class A  (1)(2) 6,800 74
74
Diversified Consumer Services 0.8%
2U (1) 26,600 167
ADT  (2) 22,184 201
Adtalem Global Education  (1) 6,300 224
Bright Horizons Family Solutions  (1) 11,316 714
Carriage Services  6,600 182
Chegg  (1) 12,100 306
Clear Secure, Class A  10,657 292
Coursera  (1) 17,600 208
Duolingo  (1) 3,683 262
Frontdoor  (1) 14,450 300
Graham Holdings, Class B  141 85

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Grand Canyon Education  (1) 5,609 593
H&R Block  25,613 935
Laureate Education, Class A  23,200 223
Service Corp International  23,231 1,606
Strategic Education  6,125 480
Stride  (1) 6,000 188
WW International  (1) 19,100 74
7,040
Hotels, Restaurants & Leisure 2.8%
Airbnb, Class A  (1) 55,842 4,775
Aramark  32,900 1,360
Bally's  (1) 11,600 225
BJ's Restaurants  (1) 4,933 130
Bloomin' Brands  11,900 239
Boyd Gaming  11,700 638
Brinker International  (1) 9,779 312
Canterbury Park Holding  6,213 194
Cheesecake Factory  (2) 5,840 185
Choice Hotels International  4,000 451
Churchill Downs  5,200 1,099
Chuy's Holdings  (1) 6,906 196
Cracker Barrel Old Country Store  1,500 142
Dave & Buster's Entertainment  (1) 6,800 241
Denny's  (1) 23,700 218
Dine Brands Global  5,000 323
DraftKings, Class A  (1)(2) 69,689 794
Dutch Bros, Class A  (1)(2) 3,300 93
Everi Holdings  (1) 20,600 296
Hilton Grand Vacations  (1) 14,910 575
Hyatt Hotels, Class A  (1) 5,600 507
Jack in the Box  4,600 314
Light & Wonder  (1) 10,530 617
Marriott Vacations Worldwide  6,490 874
Papa John's International  5,040 415
Penn Entertainment  (1) 22,162 658
Planet Fitness, Class A  (1) 13,226 1,042
Red Robin Gourmet Burgers  (1)(2) 18,300 102
Red Rock Resorts, Class A  (2) 9,700 388
Rush Street Interactive  (1) 24,200 87
SeaWorld Entertainment  (1) 4,767 255
Shake Shack, Class A  (1) 4,200 174
Six Flags Entertainment  (1) 9,800 228
Texas Roadhouse  9,400 855
Travel + Leisure  4,700 171
Vail Resorts  5,800 1,382

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Wendy's  33,140 750
Wingstop  5,400 743
Wyndham Hotels & Resorts  11,840 844
22,892
Household Durables 1.0%
Cavco Industries  (1) 900 204
Flexsteel Industries  5,600 86
GoPro, Class A  (1) 25,500 127
Helen of Troy  (1) 3,300 366
Hovnanian Enterprises, Class A  (1) 1,684 71
Installed Building Products  4,100 351
iRobot  (1) 4,900 236
KB Home  15,000 478
La-Z-Boy  9,950 227
Leggett & Platt  11,147 359
LGI Homes  (1) 3,937 364
Lovesac  (1)(2) 6,700 147
M/I Homes  (1) 5,670 262
MDC Holdings  4,962 157
Meritage Homes  (1) 6,800 627
Skyline Champion  (1) 8,500 438
Sonos  (1) 28,300 478
Taylor Morrison Home  (1) 17,000 516
Tempur Sealy International  26,000 893
Toll Brothers  13,920 695
TopBuild  (1) 5,400 845
Tri Pointe Homes  (1) 22,800 424
Tupperware Brands  (1) 11,420 47
Universal Electronics  (1) 7,300 152
Vuzix  (1)(2) 26,600 97
8,647
Internet & Direct Marketing Retail 0.5%
1-800-Flowers.com, Class A  (1) 13,368 128
CarParts.com  (1) 36,800 230
Chewy, Class A  (1)(2) 8,841 328
DoorDash, Class A  (1) 35,859 1,751
Groupon  (1)(2) 6,700 57
Overstock.com  (1) 8,200 159
PetMed Express  (2) 7,600 134
Poshmark, Class A  (1) 11,100 198
Qurate Retail, Series A  (1) 80,200 131
RealReal  (1)(2) 51,100 64
Revolve Group  (1)(2) 9,700 216
Stitch Fix, Class A  (1) 36,200 113
Wayfair, Class A  (1) 11,600 381

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Xometry, Class A  (1) 700 23
3,913
Leisure Products 0.5%
Acushnet Holdings  5,075 215
Brunswick  10,000 721
Malibu Boats, Class A  (1) 4,300 229
Marine Products  8,600 101
Mattel  (1) 62,139 1,109
Peloton Interactive, Class A  (1) 51,857 412
Polaris  8,440 852
Topgolf Callaway Brands  (1) 17,500 346
YETI Holdings  (1) 13,500 558
4,543
Multiline Retail 0.3%
Big Lots  (2) 10,000 147
Dillard's, Class A  (2) 500 162
Franchise Group  (2) 5,600 133
Kohl's  18,800 475
Macy's  39,300 812
Nordstrom  (2) 18,800 303
Ollie's Bargain Outlet Holdings  (1) 9,500 445
2,477
Specialty Retail 2.3%
Aaron's  9,468 113
Abercrombie & Fitch, Class A  (1) 14,200 325
Academy Sports & Outdoors  8,600 452
American Eagle Outfitters  16,580 231
Asbury Automotive Group  (1) 3,140 563
AutoNation  (1) 5,700 612
Boot Barn Holdings  (1) 5,300 331
Burlington Stores  (1) 10,444 2,118
Caleres  6,430 143
Conn's  (1) 10,100 69
Dick's Sporting Goods  8,300 998
Express  (1)(2) 60,000 61
Five Below  (1) 8,300 1,468
Floor & Decor Holdings, Class A  (1) 18,694 1,302
Foot Locker  12,803 484
GameStop, Class A  (1)(2) 35,204 650
Gap  (2) 31,100 351
Genesco  (1) 5,100 235
Group 1 Automotive  2,800 505
Guess?  8,920 185
Hibbett  3,800 259

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Leslie's  (1)(2) 24,100 294
Lithia Motors  3,500 717
Monro  7,100 321
Murphy USA  3,600 1,006
National Vision Holdings  (1) 9,922 385
ODP  (1) 7,757 353
Penske Automotive Group  2,308 265
Petco Health & Wellness  (1)(2) 22,800 216
Rent-A-Center  7,450 168
RH  (1)(2) 2,600 695
Sally Beauty Holdings  (1) 12,000 150
Signet Jewelers  7,900 537
Sleep Number  (1) 6,300 164
Sonic Automotive, Class A  5,003 247
Sportsman's Warehouse Holdings  (1) 9,400 88
Urban Outfitters  (1) 2,700 64
Victoria's Secret  (1) 14,100 505
Vroom  (1)(2) 45,600 47
Williams-Sonoma  9,567 1,099
18,776
Textiles, Apparel & Luxury Goods 1.6%
Capri Holdings  (1) 13,905 797
Carter's  5,900 440
Columbia Sportswear  3,462 303
Crocs  (1) 8,200 889
Deckers Outdoor  (1) 3,658 1,460
Fossil Group  (1) 19,900 86
G-III Apparel Group  (1) 9,000 123
Hanesbrands  37,199 237
Kontoor Brands  (2) 8,300 332
Lululemon Athletica  (1) 16,749 5,366
Movado Group  6,705 216
Oxford Industries  2,200 205
PVH  5,705 403
Skechers USA, Class A  (1) 21,900 919
Steven Madden  12,050 385
Superior Group  14,300 144
Under Armour, Class A  (1) 18,600 189
Under Armour, Class C  (1) 20,100 179
Vera Bradley  (1) 24,500 111
Wolverine World Wide  9,300 102
12,886
Total Consumer Discretionary 92,955

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES 3.1%
Beverages 0.2%
Boston Beer, Class A  (1) 1,500 494
Celsius Holdings  (1) 5,600 583
Coca-Cola Consolidated  900 461
National Beverage  (1) 3,696 172
Willamette Valley Vineyards  (1) 10,850 65
1,775
Food & Staples Retailing 0.9%
Albertsons, Class A  11,178 232
Andersons  8,400 294
BJ's Wholesale Club Holdings  (1) 22,800 1,508
Casey's General Stores  5,500 1,234
Chefs' Warehouse  (1) 6,300 210
Grocery Outlet Holding  (1) 7,832 229
Ingles Markets, Class A  3,500 337
Performance Food Group  (1) 18,468 1,078
PriceSmart  3,450 210
Rite Aid  (1)(2) 17,400 58
SpartanNash  8,826 267
Sprouts Farmers Market  (1) 17,200 557
U.S. Foods Holding  (1) 32,300 1,099
United Natural Foods  (1) 9,300 360
7,673
Food Products 1.3%
B&G Foods  8,400 94
Beyond Meat  (1)(2) 13,000 160
Bunge  19,102 1,906
Calavo Growers  7,863 231
Cal-Maine Foods  4,900 267
Darling Ingredients  (1) 26,700 1,671
Farmer Bros.  (1) 12,800 59
Flowers Foods  33,083 951
Fresh Del Monte Produce  8,200 215
Freshpet  (1) 8,138 429
Hain Celestial Group  (1) 11,000 178
Hostess Brands  (1) 26,500 595
Ingredion  8,500 832
J & J Snack Foods  549 82
John B. Sanfilippo & Son  2,942 239
Lancaster Colony  2,465 486
Post Holdings  (1) 7,985 721
Seaboard  80 302
Simply Good Foods  (1) 10,427 397

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Tattooed Chef  (1)(2) 38,300 47
TreeHouse Foods  (1) 4,443 219
Utz Brands  5,200 83
Vital Farms  (1) 17,500 261
10,425
Household Products 0.2%
Central Garden & Pet, Class A  (1) 7,900 283
Energizer Holdings  9,250 310
Spectrum Brands Holdings  6,211 379
WD-40  2,500 403
1,375
Personal Products 0.4%
Beauty Health  (1)(2) 16,400 149
BellRing Brands  (1) 17,446 447
Coty, Class A  (1) 49,249 421
Edgewell Personal Care  8,050 310
elf Beauty  (1) 9,099 503
Herbalife Nutrition  (1) 15,900 237
Inter Parfums  3,500 338
Lifevantage  25,900 96
Medifast  2,200 254
Nu Skin Enterprises, Class A  8,600 363
USANA Health Sciences  (1) 2,100 112
Veru  (1) 13,600 72
3,302
Tobacco 0.1%
22nd Century Group  (1)(2) 63,100 58
Universal  3,808 201
Vector Group  22,482 267
526
Total Consumer Staples 25,076
ENERGY 4.9%
Energy Equipment & Services 1.2%
Archrock  38,867 349
Cactus, Class A  11,000 553
ChampionX  27,700 803
DMC Global  (1) 13,700 266
Helmerich & Payne  17,500 867
Liberty Energy, Class A  27,467 440
Mammoth Energy Services  (1) 18,000 156
Nabors Industries  (1) 2,100 325
Newpark Resources  (1) 11,876 49
Noble  (1) 13,920 525

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NOV  66,100 1,381
Oceaneering International  (1) 14,225 249
Patterson-UTI Energy  34,626 583
Solaris Oilfield Infrastructure, Class A  27,356 272
TechnipFMC  (1) 70,664 861
TETRA Technologies  (1) 16,241 56
Tidewater  (1) 9,766 360
Transocean  (1)(2) 112,500 513
Valaris  (1) 8,900 602
Weatherford International  (1) 9,900 504
9,714
Oil, Gas & Consumable Fuels 3.7%
Adams Resources & Energy  4,841 188
Aemetis  (1)(2) 9,400 37
Antero Midstream  52,300 564
Antero Resources  (1) 40,961 1,269
Arch Resources  2,200 314
California Resources  11,200 487
Callon Petroleum  (1) 7,253 269
Centrus Energy, Class A  (1) 2,500 81
Cheniere Energy  35,027 5,253
Chesapeake Energy  14,241 1,344
Chord Energy  6,275 859
Civitas Resources  9,200 533
CNX Resources  (1) 33,900 571
Comstock Resources  14,200 195
CONSOL Energy  4,700 306
Crescent Energy, Class A  (2) 8,820 106
CVR Energy  8,300 260
Delek U.S. Holdings  16,900 456
Denbury  (1) 7,000 609
Dorian LPG  11,800 224
DT Midstream  11,600 641
Equitrans Midstream  44,895 301
Green Plains  (1) 8,700 265
HF Sinclair  21,677 1,125
International Seaways  8,600 318
Kosmos Energy  (1) 82,000 522
Magnolia Oil & Gas, Class A  30,071 705
Matador Resources  11,476 657
Murphy Oil  23,918 1,029
New Fortress Energy  7,200 305
Northern Oil & Gas  9,610 296
Ovintiv  35,960 1,824
PBF Energy, Class A  13,203 538

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PDC Energy  16,436 1,043
Peabody Energy  (1) 17,000 449
Permian Resources  36,400 342
Range Resources  41,100 1,028
REX American Resources  (1) 6,150 196
Ring Energy  (1) 38,900 96
SandRidge Energy  (1) 10,585 180
SM Energy  20,300 707
Southwestern Energy  (1) 159,100 931
Talos Energy  (1) 12,000 227
Tellurian  (1)(2) 70,700 119
Texas Pacific Land  900 2,110
Uranium Energy  (1)(2) 59,300 230
World Fuel Services  15,300 418
30,527
Total Energy 40,241
FINANCIALS 15.8%
Banks 6.1%
1st Source  6,295 334
Ameris Bancorp  10,100 476
Arrow Financial  7,668 260
Associated Banc-Corp  28,827 666
Atlantic Union Bankshares  14,747 518
Banc of California  13,700 218
BancFirst  2,817 248
Bancorp  (1) 12,300 349
Bank of Hawaii  5,166 401
Bank OZK  19,000 761
BankUnited  16,018 544
Banner  3,571 226
Berkshire Hills Bancorp  10,741 321
BOK Financial  4,060 421
Brookline Bancorp  22,331 316
Cadence Bank  31,375 774
Cathay General Bancorp  7,294 298
City Holding  4,250 396
Columbia Banking System  10,450 315
Commerce Bancshares  16,204 1,103
Community Bank System  9,628 606
ConnectOne Bancorp  9,083 220
Cullen/Frost Bankers  8,450 1,130
CVB Financial  26,706 688
Dime Community Bancshares  7,700 245
East West Bancorp  21,000 1,384
Eastern Bankshares  29,000 500

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
First Bancorp North Carolina  8,913 382
First BanCorp Puerto Rico  31,300 398
First Busey  11,729 290
First Citizens BancShares, Class A  1,824 1,383
First Commonwealth Financial  17,900 250
First Community Bankshares  10,025 340
First Financial  7,880 363
First Financial Bancorp  13,000 315
First Financial Bankshares  23,176 797
First Hawaiian  14,900 388
First Horizon  73,206 1,794
First Interstate BancSystem, Class A  12,942 500
First Merchants  11,013 453
First United  7,811 153
Flushing Financial  8,825 171
FNB  30,756 401
Fulton Financial  8,302 140
German American Bancorp  7,533 281
Glacier Bancorp  15,512 767
Hancock Whitney  12,400 600
Hilltop Holdings  12,398 372
Home BancShares  28,776 656
HomeStreet  13,515 373
Hope Bancorp  25,700 329
Independent Bank  6,690 565
Independent Bank Group  1,800 108
International Bancshares  8,002 366
Live Oak Bancshares  6,400 193
Macatawa Bank  19,534 215
MVB Financial  6,700 148
National Bank Holdings, Class A  9,000 379
NBT Bancorp  11,093 482
Nicolet Bankshares  (1) 3,400 271
Northrim BanCorp  6,051 330
Northwest Bancshares  24,083 337
OceanFirst Financial  16,200 344
OFG Bancorp  9,700 267
Old National Bancorp  29,748 535
Pacific Premier Bancorp  15,900 502
PacWest Bancorp  17,612 404
Park National  2,440 343
Peapack-Gladstone Financial  6,557 244
Peoples Bancorp  9,913 280
Pinnacle Financial Partners  12,449 914
Popular  13,647 905
Preferred Bank  3,072 229

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Prosperity Bancshares  12,760 927
Renasant  10,652 400
S&T Bancorp  9,220 315
Sandy Spring Bancorp  11,930 420
Seacoast Banking  11,639 363
ServisFirst Bancshares  8,300 572
Silvergate Capital, Class A  (1)(2) 4,400 77
Simmons First National, Class A  17,010 367
Southside Bancshares  8,690 313
SouthState  12,516 956
Stock Yards Bancorp  7,181 467
Synovus Financial  23,084 867
Texas Capital Bancshares  (1) 9,000 543
Tompkins Financial  3,423 266
Towne Bank  15,200 469
TriCo Bancshares  7,900 403
Trustmark  13,000 454
UMB Financial  7,312 611
Umpqua Holdings  31,302 559
United Bankshares  22,100 895
United Community Banks  16,196 547
Univest Financial  12,300 321
Valley National Bancorp  45,300 512
Veritex Holdings  9,000 253
Washington Federal  5,368 180
Washington Trust Bancorp  4,500 212
Webster Financial  27,938 1,323
WesBanco  14,042 519
West BanCorp  12,300 314
Westamerica BanCorp  5,346 315
Western Alliance Bancorp  18,019 1,073
Wintrust Financial  5,400 456
50,244
Capital Markets 3.8%
Affiliated Managers Group  5,300 840
Ares Management, Class A  23,339 1,597
Artisan Partners Asset Management, Class A  9,800 291
BGC Partners, Class A  49,400 186
Blackstone  100,326 7,443
Blue Owl Capital  (2) 64,907 688
Carlyle Group  30,314 905
Cohen & Steers  3,200 207
Coinbase Global, Class A  (1) 20,051 710
Cowen, Class A  7,724 298
Donnelley Financial Solutions  (1) 6,475 250

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Evercore, Class A  5,400 589
Federated Hermes  15,700 570
Focus Financial Partners, Class A  (1) 6,800 253
Hamilton Lane, Class A  5,200 332
Houlihan Lokey  7,715 672
Interactive Brokers Group, Class A  12,200 883
Janus Henderson Group  20,323 478
Jefferies Financial Group  27,047 927
KKR  84,492 3,922
Lazard, Class A  20,500 711
LPL Financial Holdings  11,500 2,486
Moelis, Class A  3,067 118
Morningstar  3,300 715
Open Lending, Class A  (1) 29,471 199
Piper Sandler  2,550 332
PJT Partners, Class A  4,800 354
Robinhood Markets, Class A  (1) 72,354 589
SEI Investments  13,256 773
StepStone Group, Class A  10,977 276
Stifel Financial  15,229 889
StoneX Group  (1) 4,481 427
Tradeweb Markets, Class A  17,148 1,113
U.S. Global Investors, Class A  26,700 77
Virtu Financial, Class A  14,596 298
Virtus Investment Partners  1,832 351
31,749
Consumer Finance 0.7%
Ally Financial  41,425 1,013
Bread Financial Holdings  6,900 260
Credit Acceptance  (1)(2) 1,000 474
Encore Capital Group  (1) 5,000 240
Enova International  (1) 3,339 128
EZCORP, Class A  (1) 24,495 200
FirstCash Holdings  7,138 620
Green Dot, Class A  (1) 9,800 155
LendingClub  (1) 15,400 135
LendingTree  (1) 5,225 111
Navient  20,000 329
OneMain Holdings  19,800 660
PRA Group  (1) 10,650 360
PROG Holdings  (1) 11,535 195
SLM  40,500 672
SoFi Technologies  (1) 59,028 272
Upstart Holdings  (1)(2) 12,300 163
5,987

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Diversified Financial Services 0.9%
Apollo Global Management  64,339 4,104
Cannae Holdings  (1) 9,900 204
Corebridge Financial  17,001 341
Equitable Holdings  56,626 1,625
Jackson Financial, Class A  7,517 262
Voya Financial  16,575 1,019
7,555
Insurance 2.8%
Ambac Financial Group  (1) 14,700 256
American Equity Investment Life Holding  11,000 502
American Financial Group  8,910 1,223
Argo Group International Holdings  7,622 197
Assured Guaranty  10,800 672
Axis Capital Holdings  15,073 817
Brighthouse Financial  (1) 11,700 600
BRP Group, Class A  (1) 12,000 302
CNO Financial Group  18,700 427
Enstar Group  (1) 2,500 578
Erie Indemnity, Class A  3,407 847
Fidelity National Financial  37,731 1,419
First American Financial  14,430 755
Genworth Financial, Class A  (1) 88,600 469
GoHealth, Class A  (1)(2) 750 8
Hanover Insurance Group  5,676 767
Horace Mann Educators  7,210 269
James River Group Holdings  7,500 157
Kemper  13,390 659
Kinsale Capital Group  1,918 502
Markel  (1) 1,979 2,607
MBIA  (1) 13,200 170
Mercury General  1,800 62
National Western Life Group, Class A  608 171
Old Republic International  31,793 768
Oscar Health, Class A  (1) 22,100 54
Palomar Holdings  (1) 6,096 275
Primerica  6,600 936
ProAssurance  13,640 238
Reinsurance Group of America  9,720 1,381
RenaissanceRe Holdings  7,400 1,363
RLI  3,768 495
Root, Class A  (1)(2) 16,705 75
Ryan Specialty Group Holdings  (1) 7,592 315
Safety Insurance Group  2,786 235
Selective Insurance Group  9,600 851

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Stewart Information Services  4,480 191
Trupanion  (1)(2) 789 38
United Fire Group  6,438 176
Unum Group  23,800 977
White Mountains Insurance Group  411 581
23,385
Mortgage Real Estate Investment Trusts 0.8%
ACRES Commercial Realty, REIT  (1) 16,332 135
AGNC Investment, REIT  55,693 576
Annaly Capital Management, REIT  68,230 1,438
Apollo Commercial Real Estate Finance, REIT  5,900 63
Arbor Realty Trust, REIT  7,100 94
Ares Commercial Real Estate, REIT  (2) 23,100 238
Arlington Asset Investment, Class A, REIT  (1)(2) 32,800 96
ARMOUR Residential REIT, REIT  (2) 20,500 115
Blackstone Mortgage Trust, Class A, REIT  (2) 13,509 286
BrightSpire Capital, REIT  31,500 196
Cherry Hill Mortgage Investment, REIT  (2) 19,062 111
Chimera Investment, REIT  (2) 29,800 164
Claros Mortgage Trust  (2) 9,753 143
Dynex Capital, REIT  3,700 47
Hannon Armstrong Sustainable Infrastructure Capital, REIT  (2) 16,476 477
Invesco Mortgage Capital, REIT  (2) 9,260 118
Ladder Capital, REIT  27,500 276
MFA Financial, REIT  28,122 277
PennyMac Mortgage Investment Trust, REIT  (2) 21,600 268
Ready Capital, REIT  (2) 13,636 152
Redwood Trust, REIT  (2) 33,367 226
Rithm Capital, REIT  38,250 313
Starwood Property Trust, REIT  43,800 803
TPG RE Finance Trust, REIT  26,100 177
Two Harbors Investment, REIT  13,200 208
6,997
Thrifts & Mortgage Finance 0.7%
Axos Financial  (1) 8,400 321
Capitol Federal Financial  20,644 178
Essent Group  8,100 315
Federal Agricultural Mortgage, Class C  2,028 229
Kearny Financial  29,937 304
MGIC Investment  44,400 577
Mr Cooper Group  (1) 8,885 356
New York Community Bancorp  82,633 711
NMI Holdings, Class A  (1) 16,800 351
Ocwen Financial  (1) 4,762 146
PennyMac Financial Services  6,065 344

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Provident Financial Services  16,823 359
Radian Group  15,658 299
Rocket, Class A  15,600 109
TrustCo Bank  7,232 272
UWM Holdings  (2) 58,800 195
Walker & Dunlop  5,000 392
Western New England Bancorp  19,400 183
WSFS Financial  8,550 388
6,029
Total Financials 131,946
HEALTH CARE 13.8%
Biotechnology 6.0%
4D Molecular Therapeutics  (1) 4,089 91
Aadi Bioscience  (1) 6,779 87
ACADIA Pharmaceuticals  (1) 28,300 450
Adamas Pharmaceuticals, CVR  (1)(3) 26,000 5
Adamas Pharmaceuticals, CVR  (1)(3) 26,000 —
Agenus  (1) 79,000 190
Agios Pharmaceuticals  (1) 11,100 312
Aldeyra Therapeutics  (1) 24,177 168
Alector  (1) 13,300 123
Alkermes  (1) 27,600 721
Allakos  (1)(2) 19,459 164
Allovir  (1)(2) 7,100 36
Alnylam Pharmaceuticals  (1) 17,900 4,254
Altimmune  (1) 10,800 178
Amicus Therapeutics  (1) 41,500 507
Anavex Life Sciences  (1)(2) 13,100 121
Annovis Bio  (1) 6,300 85
Apellis Pharmaceuticals  (1) 18,000 931
Arcturus Therapeutics Holdings  (1) 5,700 97
Arcus Biosciences  (1) 9,900 205
Arrowhead Pharmaceuticals  (1) 16,000 649
Atara Biotherapeutics  (1) 39,500 130
Avid Bioservices  (1) 12,400 171
Beam Therapeutics  (1) 9,900 387
BioCryst Pharmaceuticals  (1)(2) 25,775 296
Biohaven  (1) 7,964 110
BioMarin Pharmaceutical  (1) 26,090 2,700
Blueprint Medicines  (1) 10,500 460
Bridgebio Pharma  (1)(2) 32,205 245
C4 Therapeutics  (1) 12,400 73
CareDx  (1) 9,600 109
Celldex Therapeutics  (1) 7,300 325
CEL-SCI  (1)(2) 26,800 63

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cerevel Therapeutics Holdings  (1)(2) 11,300 356
Coherus Biosciences  (1) 4,200 33
CRISPR Therapeutics  (1)(2) 7,518 306
Cullinan Oncology  (1) 8,900 94
Curis  (1)(2) 73,500 40
Cytokinetics  (1)(2) 15,296 701
Denali Therapeutics  (1) 13,900 387
Dynavax Technologies  (1) 17,700 188
Editas Medicine  (1) 5,200 46
Emergent BioSolutions  (1) 7,800 92
Enanta Pharmaceuticals  (1) 4,500 209
EQRx  (1) 24,800 61
Exact Sciences  (1) 21,100 1,045
Exelixis  (1) 50,990 818
Fate Therapeutics  (1) 12,200 123
G1 Therapeutics  (1)(2) 17,755 96
Generation Bio  (1) 20,600 81
Gritstone bio  (1)(2) 17,300 60
Halozyme Therapeutics  (1) 20,700 1,178
Horizon Therapeutics  (1) 33,700 3,835
IGM Biosciences  (1) 9,200 156
ImmunoGen  (1) 35,400 176
Inovio Pharmaceuticals  (1) 22,000 34
Insmed  (1) 25,421 508
Intellia Therapeutics  (1) 12,800 447
Intercept Pharmaceuticals  (1) 8,631 107
Invivyd  (1) 7,575 11
Ionis Pharmaceuticals  (1) 26,485 1,000
Iovance Biotherapeutics  (1) 26,288 168
Ironwood Pharmaceuticals  (1) 17,120 212
IVERIC bio  (1) 17,400 372
KalVista Pharmaceuticals  (1) 21,400 145
Karuna Therapeutics  (1) 5,019 986
Karyopharm Therapeutics  (1)(2) 26,700 91
Keros Therapeutics  (1) 5,500 264
Krystal Biotech  (1) 2,700 214
Kymera Therapeutics  (1)(2) 10,400 260
Lexicon Pharmaceuticals  (1) 50,600 97
Ligand Pharmaceuticals  (1) 1,386 93
Lineage Cell Therapeutics  (1)(2) 89,100 104
Madrigal Pharmaceuticals  (1) 2,881 836
MannKind  (1)(2) 54,600 288
Mirati Therapeutics  (1) 5,463 247
Morphic Holding  (1) 6,900 185
Myovant Sciences  (1) 10,900 294
Myriad Genetics  (1) 14,280 207

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Natera  (1) 15,400 619
Neurocrine Biosciences  (1) 15,102 1,804
Novavax  (1)(2) 11,450 118
Nurix Therapeutics  (1) 11,800 130
Ocugen  (1) 62,400 81
Olema Pharmaceuticals  (1) 18,300 45
Ovid therapeutics  (1) 27,500 51
PMV Pharmaceuticals  (1) 12,100 105
Point Biopharma Global  (1)(2) 24,000 175
Praxis Precision Medicines  (1) 41,800 99
Precigen  (1) 124,200 189
Prometheus Biosciences  (1) 5,478 603
Prothena  (1) 9,118 549
PTC Therapeutics  (1) 13,000 496
RAPT Therapeutics  (1) 7,200 143
Recursion Pharmaceuticals, Class A  (1) 22,400 173
REGENXBIO  (1) 6,421 146
Relay Therapeutics  (1) 12,800 191
Replimune Group  (1) 13,700 373
REVOLUTION Medicines  (1) 14,800 352
Rhythm Pharmaceuticals  (1) 7,300 213
Rigel Pharmaceuticals  (1) 80,100 120
Rocket Pharmaceuticals  (1) 11,599 227
Sage Therapeutics  (1) 8,700 332
Sana Biotechnology  (1)(2) 29,700 117
Sangamo Therapeutics  (1) 35,400 111
Sarepta Therapeutics  (1) 13,216 1,712
Scholar Rock Holding  (1) 14,814 134
Seagen  (1) 19,930 2,561
SELLAS Life Sciences Group  (1)(2) 17,100 40
Shattuck Labs  (1) 19,300 44
Sorrento Therapeutics  (1)(2) 75,187 67
SpringWorks Therapeutics  (1)(2) 7,700 200
Syros Pharmaceuticals  (1)(2) 12,150 44
TCR2 Therapeutics  (1) 48,900 49
TG Therapeutics  (1) 22,700 269
Travere Therapeutics  (1)(2) 10,200 214
Twist Bioscience  (1) 8,600 205
Ultragenyx Pharmaceutical  (1) 13,100 607
United Therapeutics  (1) 6,500 1,808
Vaxart  (1) 29,200 28
Vaxcyte  (1) 8,964 430
VBI Vaccines  (1)(2) 146,800 57
Veracyte  (1) 8,500 202
Vericel  (1) 5,805 153
Verve Therapeutics  (1) 6,600 128

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Vir Biotechnology  (1) 12,400 314
Viridian Therapeutics  (1) 10,800 315
Voyager Therapeutics  (1) 24,900 152
Xencor  (1) 11,538 300
XOMA  (1)(2) 6,534 120
Zentalis Pharmaceuticals  (1) 9,100 183
49,592
Health Care Equipment & Supplies 2.8%
AngioDynamics (1) 3,000 41
Artivion  (1) 5,750 70
Asensus Surgical  (1) 225,800 78
AtriCure  (1) 9,700 430
Avanos Medical  (1) 9,042 245
Axonics  (1) 6,400 400
Butterfly Network  (1)(2) 38,100 94
Cardiovascular Systems  (1) 12,100 165
Cerus  (1) 39,200 143
ClearPoint Neuro  (1)(2) 14,000 119
CONMED  4,950 439
Enovis  (1) 6,714 359
Envista Holdings  (1) 25,800 869
Figs, Class A  (1) 15,500 104
Glaukos  (1) 8,600 376
Globus Medical, Class A  (1) 11,300 839
Haemonetics  (1) 6,800 535
Heska  (1) 2,200 137
ICU Medical  (1) 1,600 252
Inari Medical  (1)(2) 7,505 477
Inogen  (1) 9,500 187
Inspire Medical Systems  (1) 5,000 1,259
Insulet  (1) 10,600 3,121
Integer Holdings  (1) 3,850 264
Integra LifeSciences Holdings  (1) 9,900 555
iRhythm Technologies  (1) 5,836 547
Lantheus Holdings  (1) 10,700 545
LivaNova  (1) 4,700 261
Masimo  (1) 6,000 888
Meridian Bioscience  (1) 7,075 235
Merit Medical Systems  (1) 6,806 481
Mesa Laboratories  1,400 233
Neogen  (1) 32,132 489
Nevro  (1) 7,746 307
Novocure  (1) 14,095 1,034
NuVasive  (1) 8,000 330
Omnicell  (1) 8,020 404

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
OraSure Technologies  (1) 37,175 179
Outset Medical  (1) 12,000 310
Penumbra  (1) 6,700 1,490
Pulmonx  (1) 11,500 97
QuidelOrtho  (1) 6,600 565
SeaSpine Holdings  (1) 28,297 236
Senseonics Holdings  (1) 83,400 86
Shockwave Medical  (1) 5,400 1,110
Silk Road Medical  (1) 10,000 528
STAAR Surgical  (1) 7,700 374
Tactile Systems Technology  (1) 10,650 122
Tandem Diabetes Care  (1) 11,900 535
TransMedics Group  (1) 4,600 284
Zimvie  (1) 7,400 69
23,297
Health Care Providers & Services 1.9%
1Life Healthcare  (1) 18,300 306
23andMe Holding, Class A  (1) 15,400 33
Acadia Healthcare  (1) 14,400 1,185
Accolade  (1) 14,200 111
AdaptHealth  (1) 11,800 227
agilon health  (1)(2) 36,286 586
Amedisys  (1) 5,600 468
AMN Healthcare Services  (1) 6,505 669
Apollo Medical Holdings  (1) 7,600 225
Aveanna Healthcare Holdings  (1) 51,000 40
Brookdale Senior Living  (1) 64,400 176
Cano Health  (1)(2) 22,100 30
Castle Biosciences  (1) 4,600 108
Chemed  2,300 1,174
Clover Health Investments  (1)(2) 66,327 62
Community Health Systems  (1) 46,700 202
CorVel  (1) 2,250 327
Encompass Health  13,400 801
Enhabit  (1) 11,500 151
Ensign Group  8,800 833
Guardant Health  (1)(2) 16,600 452
HealthEquity  (1) 12,700 783
Hims & Hers Health  (1) 39,800 255
Invitae  (1)(2) 24,600 46
LHC Group  (1) 5,200 841
ModivCare  (1) 2,700 242
National HealthCare  5,123 305
National Research  7,200 269
Oak Street Health  (1)(2) 19,000 409

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
OPKO Health  (1)(2) 81,986 102
Option Care Health  (1) 20,300 611
Owens & Minor  12,100 236
Patterson  11,719 328
Pediatrix Medical Group  (1) 4,800 71
Pennant Group  (1) 12,250 135
Premier, Class A  9,180 321
Privia Health Group  (1) 8,400 191
Progyny  (1) 11,600 361
R1 RCM  (1) 5,600 61
RadNet  (1) 10,200 192
Select Medical Holdings  21,700 539
Signify Health, Class A  (1) 10,900 312
Surgery Partners  (1) 10,700 298
Tenet Healthcare  (1) 16,200 790
15,864
Health Care Technology 0.7%
CareCloud (1) 23,700 67
Certara  (1) 19,200 309
Doximity, Class A  (1)(2) 11,991 402
Evolent Health, Class A  (1) 12,700 357
Health Catalyst  (1) 12,900 137
HealthStream  (1) 9,300 231
Multiplan  (1)(2) 77,800 89
NextGen Healthcare  (1) 16,000 300
Phreesia  (1) 12,200 395
Schrodinger  (1) 9,500 178
Sharecare  (1)(2) 87,200 139
Teladoc Health  (1) 14,962 354
Veeva Systems, Class A  (1) 20,090 3,242
6,200
Life Sciences Tools & Services 1.1%
10X Genomics, Class A  (1) 13,700 499
Adaptive Biotechnologies  (1) 25,700 196
Avantor  (1) 95,737 2,019
Azenta  10,900 635
BioLife Solutions  (1) 5,100 93
Bruker  15,050 1,029
Codexis  (1)(2) 33,100 154
CryoPort  (1)(2) 8,000 139
Inotiv  (1)(2) 5,800 29
Maravai LifeSciences Holdings, Class A  (1) 19,000 272
Medpace Holdings  (1) 4,200 892
NanoString Technologies  (1) 23,200 185
NeoGenomics  (1) 26,200 242

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Omniab, Earn Out Shares $12.50  (1) 525 —
Omniab, Earn Out Shares $15.00  (1) 525 —
Pacific Biosciences of California  (1)(2) 41,300 338
Personalis  (1) 65,900 130
Quantum-Si  (1) 30,000 55
Repligen  (1) 7,800 1,321
Seer  (1) 13,900 81
Sotera Health  (1) 10,800 90
Syneos Health  (1) 10,200 374
8,773
Pharmaceuticals 1.3%
Aclaris Therapeutics  (1) 16,300 257
Arvinas  (1) 9,057 310
Atea Pharmaceuticals  (1) 15,800 76
Axsome Therapeutics  (1)(2) 4,200 324
Cassava Sciences  (1)(2) 7,600 224
CinCor Pharma  (1) 5,316 65
Collegium Pharmaceutical  (1) 12,000 278
Corcept Therapeutics  (1) 13,600 276
Elanco Animal Health  (1) 79,738 974
Evolus  (1) 15,500 116
Fulcrum Therapeutics  (1)(2) 17,900 130
Harmony Biosciences Holdings  (1) 5,000 275
Harrow Health  (1) 18,000 266
Innoviva  (1) 17,400 231
Intra-Cellular Therapies  (1) 13,192 698
Jazz Pharmaceuticals  (1) 7,500 1,195
Lipocine  (1) 90,600 35
Nektar Therapeutics  (1) 57,800 131
NGM Biopharmaceuticals  (1) 27,800 140
Nuvation Bio  (1) 63,100 121
Pacira BioSciences  (1) 7,100 274
Perrigo  18,403 627
Phibro Animal Health, Class A  9,514 128
Prestige Consumer Healthcare  (1) 8,571 537
Reata Pharmaceuticals, Class A  (1)(2) 6,200 236
Revance Therapeutics  (1) 17,300 319
Royalty Pharma, Class A  50,812 2,008
Supernus Pharmaceuticals  (1) 6,900 246
TEVA Pharm, Rights, 2/20/23  (1)(2)(3) 81,200 —
Xeris Biopharma Holdings, CVR  (1)(3) 36,100 15
10,512
Total Health Care 114,238

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES 15.8%
Aerospace & Defense 1.4%
Aerojet Rocketdyne Holdings  (1) 14,410 806
AeroVironment  (1) 3,900 334
Astra Space  (1)(2) 222,300 96
Axon Enterprise  (1) 9,879 1,639
BWX Technologies  13,037 757
Curtiss-Wright  6,000 1,002
Ducommun  (1) 400 20
HEICO  4,671 718
HEICO, Class A  9,825 1,178
Hexcel  10,100 594
Kaman  9,933 222
Maxar Technologies  12,000 621
Mercury Systems  (1) 7,900 353
Moog, Class A  5,630 494
National Presto Industries  4,400 301
Park Aerospace  15,200 204
Parsons  (1) 4,600 213
Spirit AeroSystems Holdings, Class A  19,414 575
Triumph Group  (1) 21,900 230
Triumph Group, Warrants, 12/19/23  (1) 6,570 4
V2X  (1) 2,879 119
Virgin Galactic Holdings  (1)(2) 33,000 115
Woodward  7,000 676
11,271
Air Freight & Logistics 0.3%
Air Transport Services Group  (1) 12,200 317
Atlas Air Worldwide Holdings  (1) 1,715 173
Forward Air  3,500 367
GXO Logistics  (1) 19,300 824
Hub Group, Class A  (1) 5,300 421
2,102
Airlines 0.1%
Allegiant Travel  (1) 2,500 170
Frontier Group Holdings  (1) 9,000 93
JetBlue Airways  (1) 37,100 240
Joby Aviation  (1)(2) 54,700 183
SkyWest  (1) 2,530 42
Spirit Airlines  (1) 16,900 329
Sun Country Airlines Holdings  (1) 6,200 98
1,155
Building Products 1.5%
AAON  6,090 459

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Advanced Drainage Systems  8,791 721
Alpha Pro Tech  (1) 16,000 64
Apogee Enterprises  3,152 140
Armstrong World Industries  8,300 569
AZEK  (1) 11,506 234
Builders FirstSource  (1) 21,608 1,402
Carlisle  6,320 1,489
CSW Industrials  2,400 278
Fortune Brands Innovations  14,113 806
Gibraltar Industries  (1) 6,800 312
Griffon  10,500 376
Hayward Holdings  (1)(2) 13,400 126
JELD-WEN Holding  (1) 11,900 115
Lennox International  4,603 1,101
Masonite International  (1) 3,900 314
Owens Corning  13,900 1,186
PGT Innovations  (1) 15,419 277
Resideo Technologies  (1) 22,644 372
Simpson Manufacturing  5,600 497
Trex  (1) 18,200 770
UFP Industries  8,770 695
Zurn Elkay Water Solutions  19,800 419
12,722
Commercial Services & Supplies 1.2%
ABM Industries  11,150 495
ACCO Brands  65,500 366
ACV Auctions, Class A  (1)(2) 19,300 159
Aurora Innovation  (1) 76,197 92
Brady, Class A  9,500 447
Brink's  7,749 416
Casella Waste Systems, Class A  (1) 7,375 585
Cimpress  (1) 3,800 105
Clean Harbors  (1) 7,200 822
CoreCivic  (1) 24,596 284
Deluxe  1,500 26
Ennis  5,753 128
GEO Group  (1)(2) 29,295 321
Harsco  (1) 24,760 156
Healthcare Services Group  1,950 23
HNI  5,580 159
IAA  (1) 20,800 832
Interface  8,600 85
KAR Auction Services  (1) 20,400 266
Kimball International, Class B  32,590 212
Matthews International, Class A  800 24

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MillerKnoll  5,200 109
MSA Safety  5,500 793
Pitney Bowes  63,200 240
Quad/Graphics  (1) 32,100 131
Steelcase, Class A  4,600 33
Stericycle  (1) 14,300 713
Tetra Tech  7,150 1,038
UniFirst  2,811 543
Viad  (1) 6,125 149
9,752
Construction & Engineering 1.4%
AECOM  20,122 1,709
Ameresco, Class A  (1) 5,200 297
API Group  (1) 23,900 450
Arcosa  6,887 374
Comfort Systems USA  5,798 667
Construction Partners, Class A  (1) 9,600 256
Dycom Industries  (1) 4,963 464
EMCOR Group  8,060 1,194
Fluor  (1) 21,637 750
Granite Construction  9,314 327
MasTec  (1) 8,950 764
Matrix Service  (1) 31,200 194
MDU Resources Group  26,791 813
MYR Group  (1) 1,800 166
Primoris Services  11,600 254
Sterling Infrastructure  (1) 7,063 232
Valmont Industries  3,400 1,124
WillScot Mobile Mini Holdings  (1) 33,237 1,501
11,536
Electrical Equipment 1.5%
Acuity Brands  5,000 828
American Superconductor  (1) 40,100 148
Array Technologies  (1)(2) 26,500 512
Atkore  (1) 6,700 760
AZZ  3,529 142
Blink Charging  (1)(2) 9,300 102
Bloom Energy, Class A  (1) 30,800 589
ChargePoint Holdings  (1)(2) 15,755 150
Encore Wire  3,600 495
EnerSys  4,800 354
Enovix  (1)(2) 18,800 234
FTC Solar  (1)(2) 34,300 92
FuelCell Energy  (1)(2) 51,600 144
GrafTech International  50,500 240

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hubbell  7,533 1,768
LSI Industries  18,793 230
nVent Electric  26,200 1,008
Plug Power  (1)(2) 66,500 823
Regal Rexnord  8,547 1,026
Sensata Technologies Holding  21,500 868
Shoals Technologies Group, Class A  (1) 21,446 529
Stem  (1)(2) 12,600 113
SunPower  (1)(2) 7,100 128
Sunrun  (1) 24,205 581
Sunworks  (1)(2) 50,900 80
Thermon Group Holdings  (1) 4,000 80
Vertiv Holdings  25,050 342
Vicor  (1) 4,000 215
12,581
Machinery 3.0%
3D Systems  (1) 31,850 236
AGCO  8,650 1,200
Alamo Group  2,700 382
Albany International, Class A  5,803 572
Allison Transmission Holdings  7,141 297
Altra Industrial Motion  11,000 657
Astec Industries  4,900 199
Barnes Group  6,200 253
Chart Industries  (1) 5,151 594
Commercial Vehicle Group  (1) 25,000 170
Crane Holdings  6,841 687
Desktop Metal, Class A  (1)(2) 50,600 69
Donaldson  17,842 1,050
Douglas Dynamics  8,300 300
Enerpac Tool Group  11,000 280
EnPro Industries  2,453 267
Esab  8,014 376
ESCO Technologies  3,070 269
Evoqua Water Technologies  (1) 17,700 701
Federal Signal  10,700 497
Flowserve  10,181 312
Franklin Electric  4,100 327
Graco  20,198 1,359
Greenbrier  6,800 228
Helios Technologies  6,000 327
Hillenbrand  8,861 378
Hurco  5,900 154
Hydrofarm Holdings Group  (1) 47,100 73
Hyliion Holdings  (1)(2) 44,400 104

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hyster-Yale Materials Handling  7,200 182
ITT  9,500 770
John Bean Technologies  5,472 500
Kadant  1,000 178
Kennametal  4,200 101
Lincoln Electric Holdings  7,037 1,017
Microvast Holdings  (1) 100,400 154
Middleby  (1) 9,135 1,223
Mueller Industries  7,400 437
Mueller Water Products, Class A  37,943 408
NN  (1) 41,800 63
Oshkosh  7,600 670
Park-Ohio Holdings  5,400 66
Proterra  (1)(2) 31,700 120
Proto Labs  (1) 7,900 202
RBC Bearings  (1) 4,600 963
Shyft Group  8,300 206
SPX Technologies  (1) 8,705 571
Tennant  1,100 68
Terex  10,200 436
Timken  11,750 830
Titan International  (1) 14,250 218
Toro  17,127 1,939
Trinity Industries  9,658 286
Wabash National  12,400 280
Watts Water Technologies, Class A  3,450 504
24,710
Marine 0.1%
Kirby (1) 10,300 663
Matson  7,350 459
1,122
Professional Services 1.8%
Alight, Class A  (1) 47,800 400
ASGN  (1) 7,150 583
Booz Allen Hamilton Holding  19,400 2,028
CACI International, Class A  (1) 3,400 1,022
CBIZ  (1) 9,577 449
Clarivate  (1) 38,140 318
CRA International  1,873 229
Dun & Bradstreet Holdings  32,362 397
Exponent  8,100 803
Forrester Research  (1) 5,200 186
FTI Consulting  (1) 5,695 904
Heidrick & Struggles International  6,558 183
Huron Consulting Group  (1) 2,760 200

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ICF International  3,017 299
Insperity  4,900 557
KBR  21,600 1,140
Kforce  3,228 177
Korn Ferry  9,100 461
ManpowerGroup  7,142 594
Mastech Digital  (1) 11,282 124
Science Applications International  8,771 973
TransUnion  31,493 1,787
TriNet Group  (1) 4,200 285
TrueBlue  (1) 5,600 110
Upwork  (1) 20,600 215
Willdan Group  (1) 7,200 128
14,552
Road & Rail 1.8%
ArcBest  3,500 245
Avis Budget Group  (1) 4,151 680
Covenant Logistics Group  6,100 211
Heartland Express  17,323 266
Hertz Global Holdings  (1)(2) 29,484 454
Knight-Swift Transportation Holdings  24,292 1,273
Landstar System  5,400 880
Lyft, Class A  (1) 27,300 301
Marten Transport  8,800 174
RXO  (1) 15,500 267
Ryder System  5,075 424
Saia  (1) 4,400 923
TuSimple Holdings, Class A  (1) 12,200 20
U.S. Xpress Enterprises, Class A  (1) 27,700 50
Uber Technologies  (1) 282,867 6,995
U-Haul Holding  10,000 550
U-Haul Holding  (2) 1,200 72
Werner Enterprises  7,353 296
XPO  (1) 15,500 516
Yellow  (1) 13,988 35
14,632
Trading Companies & Distributors 1.7%
Air Lease  14,425 554
Applied Industrial Technologies  5,644 711
Beacon Roofing Supply  (1) 6,100 322
BlueLinx Holdings  (1) 2,100 149
Boise Cascade  7,500 515
Distribution Solutions Group  (1) 5,400 199
Ferguson  29,744 3,777
GATX  5,450 580

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
GMS  (1) 7,685 383
H&E Equipment Services  4,526 206
Herc Holdings  3,855 507
McGrath RentCorp  4,300 425
MRC Global  (1) 20,600 239
MSC Industrial Direct, Class A  3,800 310
NOW  (1) 27,700 352
Rush Enterprises, Class A  5,011 262
SiteOne Landscape Supply  (1) 7,400 868
Titan Machinery  (1) 6,900 274
Triton International  6,600 454
Univar Solutions  (1) 24,300 773
Veritiv  1,400 170
Watsco  4,200 1,047
WESCO International  (1) 6,258 784
Willis Lease Finance  (1) 3,600 212
14,073
Total Industrials & Business Services 130,208
INFORMATION TECHNOLOGY 18.0%
Communications Equipment 0.7%
CalAmp (1) 6,600 30
Calix  (1) 9,200 630
Ciena  (1) 18,900 963
Clearfield  (1) 2,865 270
CommScope Holding  (1) 39,600 291
Comtech Telecommunications  16,187 196
Digi International  (1) 9,977 365
Extreme Networks  (1) 8,446 155
Infinera  (1)(2) 37,300 251
KVH Industries  (1) 15,400 157
Lumentum Holdings  (1) 11,260 587
NETGEAR  (1) 10,300 187
NetScout Systems  (1) 9,400 306
Ribbon Communications  (1) 65,300 182
Ubiquiti  (2) 552 151
Viasat  (1) 14,600 462
Viavi Solutions  (1) 35,800 376
5,559
Electronic Equipment, Instruments & Components 1.9%
Advanced Energy Industries  5,750 493
Aeva Technologies  (1) 64,700 88
Arlo Technologies  (1) 23,952 84
Arrow Electronics  (1) 7,975 834
Avnet  11,150 464

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Badger Meter  4,400 480
Belden  6,763 486
Benchmark Electronics  5,799 155
Cognex  25,700 1,211
Coherent  (1) 12,947 455
CTS  7,158 282
ePlus  (1) 7,900 350
Fabrinet  (1) 6,000 769
FARO Technologies  (1) 5,900 174
Insight Enterprises  (1) 5,150 516
IPG Photonics  (1) 4,400 417
Itron  (1) 6,200 314
Jabil  17,100 1,166
Kimball Electronics  (1) 10,770 243
Knowles  (1) 20,700 340
Lightwave Logic  (1)(2) 21,200 91
Littelfuse  4,139 911
Luna Innovations  (1) 20,615 181
Methode Electronics  7,250 322
MicroVision  (1)(2) 42,600 100
National Instruments  18,225 673
Novanta  (1) 5,451 741
OSI Systems  (1) 1,938 154
PC Connection  4,800 225
Plexus  (1) 4,260 439
Powerfleet  (1) 15,900 43
Rogers  (1) 2,650 316
Sanmina  (1) 9,900 567
ScanSource  (1) 8,500 248
TD SYNNEX  4,300 407
Velodyne Lidar  (1) 109,900 81
Vishay Intertechnology  6,278 135
Vishay Precision Group  (1) 5,554 215
Vontier  26,600 514
15,684
IT Services 3.9%
Affirm Holdings  (1)(2) 29,702 287
BigCommerce Holdings, Series 1  (1) 24,100 211
Block, Class A  (1) 74,047 4,653
Cloudflare, Class A  (1) 36,050 1,630
Concentrix  6,200 825
Conduent  (1) 46,600 189
CSG Systems International  7,000 400
Euronet Worldwide  (1) 6,189 584
EVERTEC  12,500 405

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Evo Payments, Class A  (1) 9,000 304
ExlService Holdings  (1) 5,400 915
Fastly, Class A  (1)(2) 20,000 164
Genpact  18,800 871
GoDaddy, Class A  (1) 22,800 1,706
Grid Dynamics Holdings  (1) 9,400 105
Hackett Group  8,047 164
Innodata  (1) 17,300 51
Kratos Defense & Security Solutions  (1) 34,100 352
Kyndryl Holdings  (1) 27,200 302
Marqeta, Class A  (1) 69,400 424
Maximus  9,200 675
MoneyGram International  (1) 17,700 193
MongoDB  (1) 11,200 2,205
Okta  (1) 21,174 1,447
Payoneer Global  (1) 60,600 331
Perficient  (1) 5,700 398
Rackspace Technology  (1)(2) 24,400 72
Sabre  (1)(2) 41,700 258
Shift4 Payments, Class A  (1) 8,200 459
Snowflake, Class A  (1) 40,725 5,846
SS&C Technologies Holdings  32,540 1,694
TaskUS, Class A  (1)(2) 5,600 95
Toast, Class A  (1) 42,493 766
TTEC Holdings  2,590 114
Twilio, Class A  (1) 22,600 1,106
Unisys  (1) 20,000 102
Verra Mobility  (1) 23,900 330
Western Union  36,513 503
WEX  (1) 5,889 964
WidePoint  (1) 20,700 38
32,138
Semiconductors & Semiconductor Equipment 2.3%
ACM Research, Class A  (1) 10,800 83
Allegro MicroSystems  (1) 5,229 157
Alpha & Omega Semiconductor  (1) 5,600 160
Ambarella  (1) 2,600 214
Amkor Technology  15,120 363
Atomera  (1)(2) 17,400 108
Axcelis Technologies  (1) 1,995 158
Cirrus Logic  (1) 8,740 651
Cohu  (1) 10,300 330
Diodes  (1) 5,950 453
Entegris  20,977 1,376
FormFactor  (1) 13,200 293

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Impinj  (1) 3,800 415
Kopin  (1)(2) 81,900 102
Kulicke & Soffa Industries  10,700 474
Lattice Semiconductor  (1) 20,100 1,304
MACOM Technology Solutions Holdings  (1) 9,600 605
Marvell Technology  127,279 4,714
MaxLinear  (1) 11,870 403
Meta Materials  (1)(2) 92,600 110
MKS Instruments  5,600 474
NVE  3,600 233
Onto Innovation  (1) 8,400 572
Photronics  (1) 7,450 125
Pixelworks  (1)(2) 62,300 110
Power Integrations  8,122 583
Rambus  (1) 19,200 688
Semtech  (1) 16,500 473
Silicon Laboratories  (1) 6,100 828
SiTime  (1) 2,500 254
Synaptics  (1) 5,975 569
Universal Display  6,500 702
Wolfspeed  (1)(2) 17,200 1,188
19,272
Software 8.8%
8x8 (1)(2) 48,200 208
ACI Worldwide  (1) 13,554 312
Adeia  19,864 188
Agilysys  (1) 4,295 340
Alarm.com Holdings  (1) 9,850 487
Altair Engineering, Class A  (1) 8,111 369
Alteryx, Class A  (1) 5,500 279
Appfolio, Class A  (1) 2,266 239
Appian, Class A  (1) 10,300 335
AppLovin, Class A  (1)(2) 23,312 245
Asana, Class A  (1)(2) 5,898 81
Aspen Technology  (1) 4,210 865
Asure Software  (1) 27,700 259
Atlassian, Class A  (1) 21,352 2,748
Avaya Holdings  (1)(2) 50,100 10
Benefitfocus  (1) 17,736 185
Bentley Systems, Class B  21,335 788
Bill.com Holdings  (1) 13,700 1,493
Black Knight  (1) 23,452 1,448
Blackbaud  (1) 8,700 512
Blackline  (1) 4,082 275
Box, Class A  (1) 24,800 772

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
C3.ai, Class A  (1) 10,200 114
Cerence  (1) 13,988 259
CommVault Systems  (1) 5,300 333
Confluent, Class A  (1) 24,447 544
Consensus Cloud Solutions  (1) 1,967 106
Coupa Software  (1) 13,400 1,061
Crowdstrike Holdings, Class A  (1) 32,351 3,406
Datadog, Class A  (1) 36,300 2,668
Digimarc  (1)(2) 8,200 152
Digital Turbine  (1) 16,200 247
DocuSign  (1) 30,001 1,663
Dolby Laboratories, Class A  9,140 645
Domo, Class B  (1) 7,700 110
Dropbox, Class A  (1) 43,148 966
Duck Creek Technologies  (1) 15,828 191
Dynatrace  (1) 24,073 922
E2open Parent Holdings  (1)(2) 42,200 248
Elastic  (1) 7,900 407
Envestnet  (1) 5,800 358
Everbridge  (1) 6,587 195
Fair Isaac  (1) 3,885 2,325
Five9  (1) 9,410 638
Freshworks, Class A  (1)(2) 22,858 336
Gitlab, Class A  (1)(2) 8,200 373
Guidewire Software  (1) 13,442 841
HashiCorp, Class A  (1)(2) 10,462 286
HubSpot  (1) 7,864 2,274
Intellicheck  (1) 19,500 39
InterDigital  5,460 270
Jamf Holding  (1) 10,900 232
KnowBe4, Class A  (1) 12,500 310
LivePerson  (1) 20,453 207
LiveRamp Holdings  (1) 9,100 213
Manhattan Associates  (1) 10,640 1,292
Marathon Digital Holdings  (1)(2) 12,400 42
Matterport  (1)(2) 71,000 199
MicroStrategy, Class A  (1)(2) 1,756 249
Mitek Systems  (1) 18,497 179
Momentive Global  (1) 29,300 205
N-able  (1) 18,150 187
nCino  (1) 12,431 329
NCR  (1) 8,667 203
New Relic  (1) 5,800 327
Nutanix, Class A  (1) 24,650 642
Olo, Class A  (1) 18,700 117
ON24  (1) 27,500 237

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PagerDuty  (1) 18,300 486
Palantir Technologies, Class A  (1) 219,300 1,408
Palo Alto Networks  (1) 43,050 6,007
Paylocity Holding  (1) 5,900 1,146
Pegasystems  2,300 79
Procore Technologies  (1) 11,807 557
Progress Software  6,200 313
PROS Holdings  (1) 9,200 223
Q2 Holdings  (1) 10,900 293
Qualtrics International, Class A  (1) 24,884 258
Qualys  (1) 4,500 505
Rapid7  (1) 8,404 285
RingCentral, Class A  (1) 7,900 280
Riot Blockchain  (1)(2) 13,700 46
SentinelOne, Class A  (1) 39,948 583
Smartsheet, Class A  (1) 19,436 765
SolarWinds  (1) 18,150 170
Splunk  (1) 21,441 1,846
Sprout Social, Class A  (1)(2) 8,400 474
SPS Commerce  (1) 5,300 681
Sumo Logic  (1) 15,316 124
Telos  (1) 15,806 80
Tenable Holdings  (1) 15,964 609
Teradata  (1) 10,451 352
UiPath, Class A  (1) 49,711 632
Unity Software  (1) 28,900 826
Varonis Systems  (1) 6,000 144
Verint Systems  (1) 13,400 486
Veritone  (1) 15,800 84
Vertex, Class A  (1) 16,530 240
VirnetX Holding  (1) 48,700 63
VMware, Class A  (1) 28,664 3,519
Workday, Class A  (1) 30,177 5,049
Workiva  (1) 7,410 622
Xperi  (1) 8,585 74
Zoom Video Communications, Class A  (1) 32,450 2,198
Zscaler  (1) 11,157 1,248
Zuora, Class A  (1) 36,900 235
72,575
Technology Hardware, Storage & Peripherals 0.4%
Dell Technologies, Class C  30,497 1,227
Diebold Nixdorf  (1) 17,800 25
Eastman Kodak  (1) 19,000 58
Immersion  (1) 20,635 145
Intevac  (1) 26,100 169

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Pure Storage, Class A  (1) 40,300 1,078
Quantum  (1)(2) 74,600 81
Super Micro Computer  (1) 5,500 452
Turtle Beach  (1)(2) 12,400 89
Xerox Holdings  13,400 196
3,520
Total Information Technology 148,748
MATERIALS 4.3%
Chemicals 1.8%
American Vanguard  12,466 271
Amyris  (1)(2) 30,500 47
Ashland  6,100 656
Avient  14,230 480
Axalta Coating Systems  (1) 21,626 551
Balchem  5,300 647
Cabot  9,350 625
Chase  1,650 142
Chemours  22,400 686
Ecovyst  (1) 26,100 231
Element Solutions  29,300 533
Ginkgo Bioworks Holdings  (1) 152,333 258
HB Fuller  6,940 497
Huntsman  30,000 824
Ingevity  (1) 7,700 542
Innospec  4,700 484
Koppers Holdings  7,200 203
Livent  (1) 29,700 590
Minerals Technologies  2,410 146
NewMarket  1,000 311
Olin  18,230 965
PureCycle Technologies  (1)(2) 23,200 157
Quaker Chemical  (2) 2,500 417
RPM International  19,400 1,891
Scotts Miracle-Gro  (2) 7,949 386
Sensient Technologies  2,880 210
Stepan  3,100 330
Trinseo  6,900 157
Tronox Holdings, Class A  17,600 241
Valvoline  26,587 868
Westlake  4,842 497
14,843
Construction Materials 0.2%
Eagle Materials  6,314 839

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Summit Materials, Class A  (1) 21,247 603
1,442
Containers & Packaging 0.8%
AptarGroup  8,870 976
Berry Global Group  17,800 1,076
Crown Holdings  18,920 1,555
Graphic Packaging Holding  39,730 884
Greif, Class A  5,200 349
Myers Industries  11,416 254
O-I Glass  (1) 29,500 489
Silgan Holdings  7,240 375
Sonoco Products  9,573 581
TriMas  7,800 216
6,755
Metals & Mining 1.4%
Alcoa  19,546 889
Alpha Metallurgical Resources  1,758 257
Ampco-Pittsburgh  (1) 21,600 54
Arconic  (1) 15,300 324
ATI  (1) 12,300 367
Carpenter Technology  8,700 321
Century Aluminum  (1) 7,258 59
Cleveland-Cliffs  (1) 72,980 1,176
Coeur Mining  (1) 43,900 147
Commercial Metals  14,100 681
Compass Minerals International  4,600 189
Gold Resource  84,700 130
Haynes International  3,897 178
Hecla Mining  85,000 473
Kaiser Aluminum  1,236 94
Materion  2,600 227
MP Materials  (1) 10,800 262
Olympic Steel  5,252 176
Piedmont Lithium  (1) 3,000 132
Reliance Steel & Aluminum  9,810 1,986
Royal Gold  10,379 1,170
Ryerson Holding  6,200 188
Schnitzer Steel Industries, Class A  7,200 221
TimkenSteel  (1) 10,000 182
United States Steel  33,200 832
Warrior Met Coal  9,400 326
Worthington Industries  5,863 291
11,332

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Paper & Forest Products 0.1%
Clearwater Paper  (1) 7,288 276
Glatfelter  45,378 126
Louisiana-Pacific  10,900 645
Sylvamo  4,400 214
1,261
Total Materials 35,633
REAL ESTATE 6.5%
Equity Real Estate Investment Trusts 5.9%
Acadia Realty Trust, REIT  21,179 304
Agree Realty, REIT  8,700 617
Alexander's, REIT  330 73
American Homes 4 Rent, Class A, REIT  48,563 1,464
Americold Realty Trust, REIT  29,324 830
Apartment Income REIT, REIT  25,924 889
Apartment Investment & Management, Class A, REIT  41,458 295
Apple Hospitality REIT, REIT  38,200 603
Bluerock Homes Trust  (1) 6,174 132
Brandywine Realty Trust, REIT  25,043 154
Brixmor Property Group, REIT  44,200 1,002
Broadstone Net Lease, REIT  26,596 431
CareTrust REIT, REIT  15,976 297
Centerspace, REIT  3,200 188
Community Healthcare Trust, REIT  7,300 261
Corporate Office Properties Trust, REIT  22,100 573
Cousins Properties, REIT  13,531 342
CubeSmart, REIT  37,281 1,501
DiamondRock Hospitality, REIT  30,600 251
Diversified Healthcare Trust, REIT  201,500 130
Douglas Emmett, REIT  24,962 391
Easterly Government Properties, REIT  14,986 214
EastGroup Properties, REIT  6,896 1,021
Elme Communities, REIT  700 12
Empire State Realty Trust, Class A, REIT  43,700 295
EPR Properties, REIT  12,300 464
Equity Commonwealth, REIT  7,176 179
Equity LifeStyle Properties, REIT  29,002 1,874
Essential Properties Realty Trust, REIT  19,300 453
First Industrial Realty Trust, REIT  14,465 698
Four Corners Property Trust, REIT  6,401 166
Franklin Street Properties, REIT  73,909 202
Gaming & Leisure Properties, REIT  31,684 1,650
Getty Realty, REIT  (2) 11,643 394
Gladstone Commercial, REIT  12,182 225

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Gladstone Land, REIT  11,109 204
Global Self Storage, REIT  33,399 163
Healthcare Realty Trust, REIT  40,919 789
Hersha Hospitality Trust, Class A, REIT  22,600 193
Highwoods Properties, REIT  6,094 171
Hudson Pacific Properties, REIT  20,600 200
Independence Realty Trust, REIT  17,706 299
Innovative Industrial Properties, REIT  5,000 507
JBG SMITH Properties, REIT  22,300 423
Kilroy Realty, REIT  11,320 438
Kite Realty Group Trust, REIT  26,421 556
Lamar Advertising, Class A, REIT  11,592 1,094
Life Storage, REIT  9,900 975
LTC Properties, REIT  11,016 391
LXP Industrial Trust, REIT  37,929 380
Macerich, REIT  28,457 320
Medical Properties Trust, REIT  (2) 63,322 705
National Health Investors, REIT  5,820 304
National Retail Properties, REIT  24,030 1,100
National Storage Affiliates Trust, REIT  10,800 390
Necessity Retail REIT, REIT  38,714 230
Office Properties Income Trust, REIT  15,841 211
Omega Healthcare Investors, REIT  34,569 966
Outfront Media, REIT  15,700 260
Paramount Group, REIT  28,200 168
Park Hotels & Resorts, REIT  13,800 163
Pebblebrook Hotel Trust, REIT  29,661 397
Phillips Edison, REIT  8,821 281
Physicians Realty Trust, REIT  24,900 360
Piedmont Office Realty Trust, Class A, REIT  17,700 162
Postal Realty Trust, Class A, REIT  11,400 166
PotlatchDeltic, REIT  10,059 443
Rayonier, REIT  24,151 796
Rexford Industrial Realty, REIT  30,289 1,655
RLJ Lodging Trust, REIT  32,700 346
RPT Realty, REIT  23,934 240
Ryman Hospitality Properties, REIT  8,026 656
Sabra Health Care REIT, REIT  12,369 154
Safehold, REIT  (2) 8,208 235
Saul Centers, REIT  6,819 277
Service Properties Trust, REIT  14,100 103
SITE Centers, REIT  33,900 463
SL Green Realty, REIT  (2) 10,988 371
Spirit Realty Capital, REIT  22,360 893
STAG Industrial, REIT  28,100 908
STORE Capital, REIT  40,900 1,311

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Summit Hotel Properties, REIT  30,400 219
Sun Communities, REIT  19,150 2,738
Sunstone Hotel Investors, REIT  7,794 75
Tanger Factory Outlet Centers, REIT  16,700 300
Terreno Realty, REIT  13,625 775
UMH Properties, REIT  15,372 248
Uniti Group, REIT  35,100 194
Universal Health Realty Income Trust, REIT  2,550 122
Urban Edge Properties, REIT  26,700 376
Urstadt Biddle Properties, Class A, REIT  11,896 225
Veris Residential, REIT  (1) 20,200 322
WP Carey, REIT  30,015 2,346
Xenia Hotels & Resorts, REIT  25,900 341
48,673
Real Estate Management & Development 0.6%
Altisource Portfolio Solutions  (1)(2) 6,100 58
Anywhere Real Estate  (1) 21,100 135
Cushman & Wakefield  (1)(2) 18,600 232
DigitalBridge Group  24,300 266
Douglas Elliman  51,941 211
eXp World Holdings  (2) 15,400 171
FRP Holdings  (1) 4,700 253
Howard Hughes  (1) 2,800 214
Jones Lang LaSalle  (1) 6,910 1,101
Kennedy-Wilson Holdings  20,200 318
Newmark Group, Class A  25,804 206
Opendoor Technologies, Class A  (1)(2) 74,600 86
Rafael Holdings, Class B  (1) 29,321 55
Redfin  (1)(2) 19,500 83
Seritage Growth Properties, Class A, REIT  (1)(2) 19,400 229
Tejon Ranch  (1) 10,320 194
Zillow Group, Class A  (1) 5,741 179
Zillow Group, Class C  (1) 19,118 616
4,607
Total Real Estate 53,280
UTILITIES 2.2%
Electric Utilities 0.7%
ALLETE  7,182 463
Avangrid  6,600 284
Genie Energy, Class B  17,602 182
Hawaiian Electric Industries  14,731 616
IDACORP  7,938 856
MGE Energy  7,155 504
OGE Energy  27,600 1,092

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Otter Tail  6,850 402
PNM Resources  7,219 352
Portland General Electric  10,300 505
Via Renewables  (2) 31,600 161
5,417
Gas Utilities 0.6%
Chesapeake Utilities  3,700 437
National Fuel Gas  14,292 905
New Jersey Resources  16,150 802
Northwest Natural Holding  7,490 357
ONE Gas  8,800 666
RGC Resources  8,179 180
South Jersey Industries  11,340 403
Southwest Gas Holdings  8,100 501
Spire  3,810 262
UGI  23,090 856
5,369
Independent Power & Renewable Electricity Producers 0.3%
Clearway Energy, Class C  7,693 245
Montauk Renewables  (1)(2) 16,200 179
Ormat Technologies  6,200 536
Sunnova Energy International  (1)(2) 7,400 133
Vistra  58,128 1,349
2,442
Multi-Utilities 0.2%
Avista  10,890 483
Black Hills  8,140 573
NorthWestern  8,500 504
Unitil  5,119 263
1,823
Water Utilities 0.4%
American States Water  6,025 557
California Water Service Group  9,650 585
Essential Utilities  32,032 1,529
Middlesex Water  3,800 299
SJW Group  4,960 403
3,373
Total Utilities 18,424
Total Common Stocks (Cost $612,177) 821,476

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 0.6%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 4.30%  (4)(5) 4,226,990 4,227
4,227
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 3.279%, 2/16/23  (6) 330,000 328
328
Total Short-Term Investments (Cost $4,556) 4,555
SECURITIES LENDING COLLATERAL 3.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 3.4%
Money Market Funds 3.4%
T. Rowe Price Government Reserve Fund, 4.30%  (4)(5) 28,083,740 28,084
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 28,084
Total Securities Lending Collateral (Cost $28,084) 28,084
Total Investments in Securities
103.4% of Net Assets
(Cost $644,817) $ 854,115
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 4 . All or a portion of this security is on loan at December 31, 2022.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
(6) At December 31, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
CVR Contingent Value Rights
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Extended Equity Market Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 42 Russell 2000 E-Mini Index contracts 3/23 3,719 $ (108)
Long, 5 S&P MidCap 400 E-Mini Index contracts 3/23 1,221 (36)
Net payments (receipts) of variation margin to date 124
Variation margin receivable (payable) on open futures contracts $ (20)

T. ROWE PRICE Extended Equity Market Index Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.30% $ — $ — $ 60++
Totals $ —# $ — $ 60+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
12/31/22
T. Rowe Price Government
Reserve Fund, 4.30% $ 42,645  ¤   ¤ $ 32,311
Total $ 32,311^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $60 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $32,311.

T. ROWE PRICE Extended Equity Market Index Fund
December 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $644,817) $ 854,115
Dividends receivable 896
Receivable for shares sold 397
Receivable for investment securities sold 15
Cash 4
Other assets 110
Total assets 855,537
Liabilities
Obligation to return securities lending collateral 28,084
Payable for shares redeemed 701
Payable for investment securities purchased 248
Due to affiliates 75
Investment management fees payable 65
Variation margin payable on futures contracts 20
Payable to directors 1
Other liabilities 143
Total liabilities 29,337
NET ASSETS $ 826,200
Net Assets Consist of:
Total distributable earnings (loss) $ 209,673
Paid-in capital applicable to 33,156,215 shares of $0.0001 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 616,527
NET ASSETS $ 826,200
NET ASSET VALUE PER SHARE $ 24.92

T. ROWE PRICE Extended Equity Market Index Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/22
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $6) $ 11,252
Securities lending 851
    Interest 5
Total income 12,108
Expenses
Investment management 869
Shareholder servicing 1,253
Prospectus and shareholder reports 65
Custody and accounting 212
Registration 60
Legal and audit 26
Directors 3
Miscellaneous 4
Waived / paid by Price Associates (84)
Total expenses 2,408
Net investment income 9,700
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 29,100
Futures (1,006)
Net realized gain 28,094
Change in net unrealized gain / loss
Securities (357,662)
Futures (226)
Change in net unrealized gain / loss (357,888)
Net realized and unrealized gain / loss (329,794)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (320,094)

T. ROWE PRICE Extended Equity Market Index Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/22 12/31/21
Increase (Decrease) in Net Assets
Operations
Net investment income $ 9,700 $ 9,106
Net realized gain 28,094 123,240
Change in net unrealized gain / loss (357,888) 12,792
Increase (decrease) in net assets from operations (320,094) 145,138
Distributions to shareholders
Net earnings (58,443) (169,342)
Capital share transactions
*
Shares sold 91,467 459,844
Distributions reinvested 53,971 154,859
Shares redeemed (222,081) (470,577)
Increase (decrease) in net assets from capital share
transactions (76,643) 144,126
Net Assets
Increase (decrease) during period (455,180) 119,922
Beginning of period 1,281,380 1,161,458
End of period $ 826,200 $ 1,281,380
*Share information (000s)
Shares sold 3,134 11,326
Distributions reinvested 2,138 4,382
Shares redeemed (7,535) (11,575)
Increase (decrease) in shares outstanding (2,263) 4,133

T. ROWE PRICE Extended Equity Market Index Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Index Trust, Inc. (the corporation) is registered under the Investment
Company Act of 1940 (the 1940 Act). The Extended Equity Market Index Fund (the
fund) is an open-end management investment company established by the corporation and intends to be diversified in approximately the same proportion as the index it tracks is diversified. The fund may become nondiversified for periods of time solely as a result of changes in the composition of the index (for example, changes in the relative market capitalization or index weighting of one or more securities represented in the index). The fund seeks to track the performance of a benchmark index that measures the investment return of small- and mid-capitalization U.S. stocks.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss.
Dividend income and capital gain distributions are recorded on the ex-dividend date.
Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from

T. ROWE PRICE Extended Equity Market Index Fund

securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;

T. ROWE PRICE Extended Equity Market Index Fund

and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

T. ROWE PRICE Extended Equity Market Index Fund

Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Extended Equity Market Index Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2022, the fund invested in derivative instruments.
As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure.
The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 821,455 $ 1 $ 20 $ 821,476
Short-Term Investments 4,227 328 — 4,555
Securities Lending Collateral 28,084 — — 28,084
Total $ 853,766 $ 329 $ 20 $ 854,115
Liabilities
Futures Contracts* $ 144 $ — $ — $ 144
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Extended Equity Market Index Fund

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of December 31, 2022, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2022, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value*
*
Liabilities
Equity derivatives Futures $ 144
Total $ 144
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ (1,006)
Total $ (1,006)

T. ROWE PRICE Extended Equity Market Index Fund

Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of
Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of December 31, 2022, securities valued at $320,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk.
The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Change in Unrealized
Gain (Loss)
Equity derivatives $ (226)
Total $ (226)

T. ROWE PRICE Extended Equity Market Index Fund

value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the year ended
December 31, 2022, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2022, the value of loaned securities was
$26,900,000; the value of cash collateral and related investments was $28,084,000.

T. ROWE PRICE Extended Equity Market Index Fund

Other Purchases and sales of portfolio securities other than short-term securities aggregated $133,103,000 and $256,493,000, respectively, for the year ended
December 31, 2022.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to deemed distributions on shareholder redemptions.
The tax character of distributions paid for the periods presented was as follows:
($000s)
December 31,
2022
December 31,
2021
Ordinary income (including short-term capital gains,
if any) $ 10,637 $ 8,499
Long-term capital gain 47,806 160,843
Total distributions $ 58,443 $ 169,342

T. ROWE PRICE Extended Equity Market Index Fund

At December 31, 2022, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At December 31, 2022, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to late-year ordinary loss deferrals. The fund has elected to defer certain losses to the first day of the following fiscal year for late-year ordinary loss deferrals.
NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards
($000s)
Cost of investments $ 648,093
Unrealized appreciation $ 346,868
Unrealized depreciation (140,846)
Net unrealized appreciation (depreciation) $ 206,022
($000s)
Undistributed long-term capital gain $ 3,763
Net unrealized appreciation (depreciation) 206,022
Loss carryforwards and deferrals (112)
Total distributable earnings (loss) $ 209,673

T. ROWE PRICE Extended Equity Market Index Fund

are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.  The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.09% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The fund is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price
Associates is required to waive its management fee and pay the fund for any expenses
(excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the fund’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The fund is required to repay Price Associates for expenses previously waived/paid to the extent its net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the fund’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
In addition the fund is subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive its management fee or pay any expenses
(excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed 0.35%. The agreement may only be terminated with approval by
Expense limitation 0.25%
Expense limitation date 04/30/24
(Waived)/repaid during the period ($000s) $(84)

T. ROWE PRICE Extended Equity Market Index Fund

the fund’s shareholders. The fund is required to repay Price Associates for expenses previously waived/paid to the extent the fund’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the fund’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver. No management fees were waived or any expenses paid under this arrangement during the year ended December 31, 2022.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. For the year ended December 31,
2022, expenses incurred pursuant to these service agreements were $102,000 for Price
Associates; $653,000 for T. Rowe Price Services, Inc.; and $99,000 for T. Rowe Price
Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31,
2022, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

T. ROWE PRICE Extended Equity Market Index Fund

NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Extended Equity Market Index Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Index Trust, Inc. and Shareholders of
T. Rowe Price Extended Equity Market Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Extended Equity Market Index Fund (one
of the funds constituting T. Rowe Price Index Trust, Inc., referred to hereafter as the
"Fund") as of December 31, 2022, the related statement of operations for the year ended
December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Extended Equity Market Index Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Baltimore, Maryland
February 16, 2023
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Extended Equity Market Index Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/22
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$371,000 from short-term capital gains
$51,089,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For taxable non-corporate shareholders, $8,252,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than
20%.
For corporate shareholders, $7,751,000 of the fund's income qualifies for the dividends-
received deduction.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust (REIT) dividends,
$1,592,000 of the fund's income qualifies as qualified real estate investment trust (REIT)
dividends.

T. ROWE PRICE Extended Equity Market Index Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Extended Equity Market Index Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Extended Equity Market Index Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE Extended Equity Market Index Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in
Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price and its affiliates.
The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland
21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[205]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); President, Radian Guaranty (2008 to
2017); Chief Executive Officer, Bazemore Consulting LLC (2018 to 2021);
Director, Chimera Investment Corporation (2017 to 2021); Director, First
Industrial Realty Trust (2020 to present); Director, Federal Home Loan
Bank of Pittsburgh (2017 to 2019)
Ronald J. Daniels
(b)
(1959)
2018
[0]
President, The Johns Hopkins University and Professor, Political Science
Department, The Johns Hopkins University (2009 to present); Director,
Lyndhurst Holdings (2015 to present); Director, BridgeBio Pharma, Inc.
(2020 to present)
Bruce W. Duncan
(1951)
2013
[205]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020
to 2021); Chief Executive Officer and Director (2009 to 2016), Chair of
the Board (2016 to 2020), and President (2009 to 2016), First Industrial
Realty Trust, owner and operator of industrial properties; Chair of the
Board (2005 to 2016) and Director (1999 to 2016), Starwood Hotels &
Resorts, a hotel and leisure company; Member, Investment Company
Institute Board of Governors (2017 to 2019); Member, Independent
Directors Council Governing Board (2017 to 2019); Senior Advisor, KKR
(2018 to present); Director, Boston Properties (2016 to present); Director,
Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[205]
Advisory Board Member, Pipeline Crisis/Winning Strategies, a
collaborative working to improve opportunities for young African
Americans (1997 to 2016); Chair of the Board, all funds (July 2018 to present)

T. ROWE PRICE Extended Equity Market Index Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Paul F. McBride
(1956)
2013
[205]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)
Kellye L. Walker
(c)
(1966)
2021
[205]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2021, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective April 27, 2022, Mr. Daniels resigned from his role as an independent director of the Price
Funds.
(c)
Effective November 8, 2021, Ms. Walker was appointed as an independent director of the Price Funds.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[205]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
Robert W. Sharps, CFA,
CPA
(b)
(1971)
2017
[0]
Director and Vice President, T. Rowe Price; Director, Price Investment
Management; Chief Executive Officer and President, T. Rowe Price
Group, Inc.; Vice President, T. Rowe Price Trust Company
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Extended Equity Market Index Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[205]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
(a)
All information about the interested directors was current as of January 1, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective February 3, 2022, Mr. Sharps resigned from his role as an interested director of the Price
Funds.
Name (Year of Birth)
Position Held With Index Trust Principal Occupation(s)
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019);
Senior Vice President and Senior Counsel, Pacific
Investment Management Company LLC (to 2017)
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President,
and Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management,
T. Rowe Price, Price International, and T. Rowe Price
Trust Company
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director,
Invesco Ltd. (to 2021); Vice President, Oppenheimer
Funds, Inc. (to 2019)
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Extended Equity Market Index Fund

Name (Year of Birth)
Position Held With Index Trust Principal Occupation(s)
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Investment Services, Inc., and
T. Rowe Price Services, Inc.
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Michael K. Sewell (1982)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Neil Smith (1972)
President
Vice President, Price Hong Kong, Price Japan, Price
Singapore, T. Rowe Price Group, Inc., and Price
International
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. Rowe Price Investment Services, Inc. | 100 East Pratt Street | Baltimore, MD 21202-1009
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RETIREMENT
IRAs: Traditional, Roth,
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Brokerage
Small Business Plans
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T. Rowe Price
®
ActivePlus Portfolios
1
for online investing
powered by experts
GENERAL INVESTING
Individual or Joint
Tenant
Brokerage
2
offers
access to stocks, ETFs,
bonds, and more
Gifts and transfers to a
child (UGMA/UTMAs)
Trust
Transfer on Death
COLLEGE SAVINGS
T. Rowe Price-managed
529 plans offer tax-
advantaged solutions
for families saving
money for college
tuition and education-
related expenses
Visit troweprice.com/broadrange
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
All mutual funds are subject to market risk, including possible loss of principal. Investing internationally involves special risks including economic and political uncertainty and currency fluctuation.
1
The T. Rowe Price
®
ActivePlus Portfolios is a discretionary investment management program provided by
T. Rowe Price Advisory Services, Inc., a registered investment adviser under the Investment Advisers Act of
1940. Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
T. Rowe Price Advisory Services, Inc., and T. Rowe Price Investment Services, Inc., are affiliated companies.
2
Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
F124-050 2/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)    Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2022	2021
Audit Fees	$21,734	$21,172
Audit-Related Fees	-	-
Tax Fees	-	1,540
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,037,000 and $3,732,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 16, 2023